UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
October 31, 2023
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Value Fund FFEIX FFECX FFEFX FAQIX
Nuveen Large Cap Select Fund FLRAX FLYCX — FLRYX
Nuveen Mid Cap Growth Opportunities Fund FRSLX — FMEFX FISGX
Nuveen Mid Cap Value Fund FASEX FACSX FMVQX FSEIX
Nuveen Small Cap Growth Opportunities Fund FRMPX — FMPFX FIMPX
Nuveen Small Cap Select Fund EMGRX — ASEFX ARSTX
Nuveen Small Cap Value Fund FSCAX FSCVX FSCWX FSCCX

Table
of Contents
Chair’s Letter to Shareholders 3
Portfolio Managers’ Comments 4
Important Notices 10
Risk Considerations 11
About the Funds’ Benchmarks 12
Fund Performance, Expense Ratios and Holdings Summaries 14
Expense Examples 34
Report of Independent Registered Public Accounting Firm 37
Portfolios of Investments 38
Statement of Assets and Liabilities 61
Statement of Operations 65
Statement of Changes in Net Assets 67
Financial Highlights 72
Notes to Financial Statements 86
Important Tax Information 101
Additional Fund Information 103
Glossary of Terms Used in this Report 104
Liquidity Risk Management Program 105
Annual Investment Management Agreement Approval Process 106
Directors and Officers 113

Chair’s Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
as of November 2023, with pauses in June 2023, September 2023 and November 2023. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 5.2% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
December 22, 2023

Portfolio Managers’
Comments
Nuveen Dividend Value Fund
Nuveen Large Cap Select Fund
Nuveen Mid Cap Growth Opportunities Fund
Nuveen Mid Cap Value Fund
Nuveen Small Cap Growth Opportunities Fund
Nuveen Small Cap Select Fund
Nuveen Small Cap Value Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. David Chalupnik, CFA, and Evan Staples, CFA, manage the Nuveen Dividend Value Fund and Nuveen Large Cap Select
Fund. Gregory Ryan, CFA, Bihag Patel, CFA, and Casey Weston, CFA, manage the Nuveen Mid Cap Growth Opportunities Fund.
Karen Bowie, CFA, and David Johnson, CFA, manage the Nuveen Mid Cap Value Fund. Jon Loth, CFA, and Gregory Ryan, CFA,
manage the Nuveen Small Cap Growth Opportunities Fund and the Nuveen Small Cap Select Fund. Karen Bowie, CFA, and David
Johnson, CFA, manage the Nuveen Small Cap Value Fund.
Effective March 21, 2023, Casey Weston was named a portfolio manager of Nuveen Mid Cap Growth Opportunities Fund, David
Johnson was named a portfolio manager of Nuveen Mid Cap Value Fund and Gregory Ryan was named a portfolio manager of
Nuveen Small Cap Growth Opportunities Fund. There were no other changes to the portfolio management of the Funds during the reporting period.
Here the portfolio management teams discuss U.S. economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended October 31, 2023. For more information on each Fund’s investment objectives and policies, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month annual reporting period ended
October 31, 2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended October 31, 2023. Gross domestic product accelerated sharply in third quarter of 2023 to an annualized rate of 5.2%, according to the U.S. Bureau of Economic Analysis second estimate, up from 2.1% in the second quarter of 2023.
By comparison, GDP grew 2.1% in 2022 overall. Early in the reporting period, inflation had risen sharply because of supply chain disruptions and high food and energy prices, the Russia-Ukraine war and China’s zero-COVID restrictions (lifted in December 2022).
Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the
U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies.
Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate six times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023 and voting to hold it at that level at its next two meetings held near the end of the reporting period. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets, given the uncertainty of how rising interest rates would affect the economy. One of the most highly visible impacts occurred in the U.S. regional banking sector in March 2023, when
Silicon Valley Bank, Signature Bank, First Republic Bank and Silvergate Bank failed. In the same month, Swiss bank UBS agreed to buy Credit Suisse, which was considered vulnerable in the current environment. The Fed’s monetary tightening policy also contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of October 2023, the unemployment rate was 3.9%, rising from its pre-
pandemic low, with monthly job growth continuing to moderate. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
During the reporting period, investors also continued to monitor government funding and deficits. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September 2023 and, subsequent to the close of the reporting period, November 2023. Notably, in August 2023, ratings agency Fitch downgraded U.S. debt from AAA to AA+
based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management.
Nuveen Dividend Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund seeks to provide long-term growth of capital and income by investing primarily in a diversified portfolio of high-conviction, dividend-paying stocks and employing a long-term approach with a typical investment horizon of at least two to three years. The
Fund attempts to maintain a dividend that will grow over time. As a result, higher-yielding equity securities will generally represent the core holdings of the Fund. However, the Fund also may invest in lower-yielding, higher-growth equity securities if the portfolio management team believes they will help balance the portfolio.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Nuveen Dividend Value Fund’s Class A Shares at NAV underperformed the Russell 1000® Value Index for the twelve-month reporting period ended October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000® Value Index.
The primary detractor from the Fund’s relative performance was allocation effect, particularly an underweight to communication services, one of the top-performing sectors in the index. The Fund was required to own only dividend-paying stocks until the end of February 2023; during the reporting period, non-dividend payers in the index, particularly Meta Platforms Inc., significantly outperformed in communications services. The Fund did not initiate a position in Meta Platforms until March 1, 2023, and therefore did not benefit from a portion of the stock’s strong advance during the reporting period.
Security selection also detracted from relative performance in the financials sector, including a position in financial services provider
Charles Schwab Corporation. The stock underperformed because of concerns surrounding the company’s profitability and earnings as clients moved money into higher-yielding offerings. Investors also worried about the impact higher interest rates would have on funding costs and unrealized losses in the company’s securities portfolio. Charles Schwab is still held in the portfolio because long-
term interest rates are declining, and more recent signs point to an end of the Fed’s rate hiking campaign, which should dispel some of these pressures.
Partially offsetting the Fund’s underperformance was security selection in the information technology sector, led by a position in global semiconductor and software infrastructure company Broadcom Inc. The company’s management team provided a favorable update on the firm’s investment in artificial intelligence (AI) and announced a new multibillion-dollar agreement with Apple Inc.
The Fund maintains a position in Broadcom. Also in the technology sector, enterprise software company Microsoft Corporation contributed to relative performance after posting quarterly earnings above consensus and raising guidance. Investors continued
to reward Microsoft’s increasing AI capabilities, investments, and revenue growth opportunities, including its new AI-powered Bing search engine and Edge browser. The Fund maintains a position in Microsoft.
Nuveen Large Cap Select Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in a diversified, large-cap core stock portfolio of both growth and value companies. The portfolio management team will select companies based on a combination of value and growth objectives, seeking companies that meet criteria such as attractive valuation relative to other companies in the same industry or market, strong or improving fundamentals, strong competitive position, and an identifiable catalyst that could increase the value of the company’s stock within two years.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s Class A Shares at NAV performed in line with the S&P 500® Index for the twelve-month reporting period ended October
31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the S&P 500®
Index.

Portfolio Managers’ Comments
(continued)

The primary detractors from the Fund’s relative performance were an overweight to the weaker-performing financials sector and an underweight to the strongly performing information technology sector. Security selection in the financials sector also detracted from relative performance, including a position in financial services provider Charles Schwab Corporation. The stock underperformed because of concerns surrounding the company’s profitability and earnings as clients moved money into higher-yielding offerings.
Investors also worried about the impact higher interest rates would have on funding costs and unrealized losses in the company’s securities portfolio. Charles Schwab is still held in the portfolio because long-term interest rates are declining, and more recent signs point to an end of the Fed’s rate hiking campaign, which should dispel some of these pressures.
Security selection in the information technology sector was the primary contributor to relative performance, led by a position in global semiconductor and software infrastructure company Broadcom Inc. The company’s management team provided a favorable update on the firm’s investment in artificial intelligence (AI) and announced a new multibillion-dollar agreement with Apple Inc.
The Fund maintains a position in Broadcom. Also in the technology sector, enterprise software company Microsoft Corporation contributed to relative performance after posting quarterly earnings above consensus and raising guidance. Investors continued
to reward Microsoft’s increasing AI capabilities, investments, and revenue growth opportunities, including its new AI-powered Bing search engine and Edge browser. The Fund maintains a position in Microsoft.
Nuveen Mid Cap Growth Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in a diversified, mid-cap growth stock portfolio and uses a traditional growth strategy that seeks to invest in quality companies with sustainable earnings growth over the long term. In selecting stocks, the Fund’s portfolio management team invests in companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s Class A Shares at NAV underperformed the Russell Midcap® Growth Index for the twelve-month reporting period ended
October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the
Russell Midcap® Growth Index.
The primary detractor from the Fund’s relative performance was security selection in the information technology sector, most notably
Impinj, Inc., a manufacturer of radio frequency identification readers and sensor endpoints used for retail tracking and inventory management. Shares were pressured by the delayed implementation of a major contract for a logistics provider, followed by intensive pressures in retail and inventory destocking that the portfolio management team believes may take time to resolve. The
Fund exited Impinj during the reporting period.
Security selection also detracted in the consumer discretionary sector, including a position in Chewy Inc., an online retailer focused on pet-related products. The stock was pressured by a slowdown in customer additions as the company continues to suffer from comparisons to outsized customer gains during the Covid pandemic. As a result, the Fund exited this position during the reporting period.
In the health care sector, Insulet Corporation, the maker of the Omnipod tubeless insulin pump, detracted from relative performance. Along with the broader medical device industry, Insulet’s shares sold off later in the reporting period because of reports surrounding the cardiovascular benefits of glucagon-like peptide 1 (GLP-1) therapies, which led investors to believe that less care will be needed for diseases like type 2 diabetes. The Fund maintained a position in Insulet because the portfolio management team believes the cost and tolerability of GLP-1s will limit their ultimate impact on the insulin-dependent diabetes market.
In the industrials sector, shares of Chart Industries, Inc., a cryogenic equipment manufacturer, sold off following an announcement regarding its acquisition of Howden, a U.K.-based producer of air and gas handling products. Investors were concerned about the timing, structure, and increased leverage surrounding the deal. Given the uncertainty and increased leverage, the Fund exited Chart
Industries during the reporting period.
Partially offsetting the Fund’s underperformance was pharmaceutical company Horizon Therapeutics Plc. In December 2022, the company agreed to be acquired by Amgen for a significant premium to its price prior to merger rumors. Following the stock’s advance, the Fund exited Horizon Therapeutics.

Nuveen Mid Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests in mid-capitalization equity securities of undervalued companies, with identifiable catalysts to improve profitability and generate attractive risk-adjusted returns, selected using qualitative, bottom-up research.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s Class A Shares at NAV outperformed the Russell Midcap® Value Index for the twelve-month reporting period ended
October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the
Russell Midcap® Value Index.
The Fund’s relative performance was driven by favorable security selection in the industrials sector, led by insulation and fiberglass composites firm Owens Corning. Shares advanced after the company’s first quarter revenue, operating income, and earnings all topped expectations. The Fund maintained a position in Owens Corning during the reporting period. Also in the industrials sector, North American logistics and transportation firm TFI International Inc. outperformed after the company’s margins topped expectations. Along with the broader less-than-truckload (LTL) industry, TFI International benefited later in the reporting period after a large competitor declared bankruptcy, which improved pricing and volume trends at other LTL companies. The Fund maintains this position.
Relative performance was also aided by the Fund’s security selection in the financials sector, including global insurance provider
Arch Capital Group Ltd. The company surpassed earnings estimates for the past four quarters. It continues to benefit from higher premiums across its insurance and reinsurance segments given increasing client demand for many of its property and casualty products. Arch Capital also benefited from international expansion and the diversification of its mortgage insurance business through strategic acquisitions. The Fund continues to hold Arch Capital.
Partially offsetting the Fund’s outperformance was Advance Auto Parts, Inc., an automotive aftermarket parts supplier in the consumer discretionary sector. The company’s comparable store sales weakened relative to its competitors, indicating market share losses. Given the company’s poor execution for consecutive quarters, and fears of ongoing market share losses, the Fund exited the stock during the reporting period.
Within the information technology sector, semiconductor manufacturer Wolfspeed Inc. detracted. Shares came under pressure following fiscal fourth-quarter results. Although revenue topped expectations, lower margins and an accounting change weighed on earnings, while Wolfspeed management provided guidance that was below expectations. The Fund maintains this position because the portfolio management team believes semiconductor demand could grow as electric vehicle usage increases and the clean energy transition continues.
Nuveen Small Cap Growth Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund’s investment objective seeks long-term growth of capital. The Fund invests primarily in a diversified, small-cap growth stock portfolio that employs a traditional growth strategy. In selecting stock, the portfolio management team focuses on companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s Class A Shares at NAV outperformed the Russell 2000® Growth Index for the twelve-month reporting period ended
October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the
Russell 2000® Growth Index.
The Fund’s relative performance was driven by favorable security selection in the industrials sector, led by less-than-truckload (LTL)
carrier Saia, Inc. Despite weaker macroeconomic and freight trends, the stock outperformed based on better-than-feared pricing and margin performance, which drove upward earnings revisions. Later in the reporting period, the company also benefited after a

Portfolio Managers’ Comments
(continued)

large LTL competitor declared bankruptcy, which is expected to tighten supply, drive volumes to the remaining carriers, and enable incremental pricing gains. The Fund maintains a position in Saia.
Relative performance was also aided by the Fund’s security selection in the health care and energy sectors, including Permian
Resources Corporation, an emerging exploration and production company. The company benefited from a strong commodity backdrop, profitable production growth that exceeded expectations, and an accretive acquisition of Earthstone Energy Inc., which enhances the company’s Delaware Basin positioning. The Fund continues to own Permian Resources.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the financials sector. However, the Fund’s most notable detractor, Impinj, Inc., was found in the information technology sector. The company manufactures radio frequency identification readers and sensor endpoints used for retail tracking and inventory management. Shares were pressured by the delayed implementation of a major contract for a logistics provider, followed by intensive pressures in retail and inventory destocking that the portfolio management team believes may take time to resolve. The Fund exited Impinj during the reporting period.
Nuveen Small Cap Select Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in a diversified, small-cap stock portfolio. In selecting stocks, the Fund’s portfolio management team invests in companies that meet criteria such as attractive valuation relative to other companies in the same industry or market, strong or improving fundamentals, and an identifiable catalyst that could increase the value of the company’s stock within two years.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s Class A Shares at NAV significantly outperformed the Russell 2000® Index for the twelve-month reporting period ended
October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the
Russell 2000® Index.
The Fund’s relative performance was driven by favorable security selection in the industrials sector, led by Kratos Defense & Security
Solutions, Inc., a producer of unmanned aerial drones and satellite communications systems. Shares were driven higher as the company provided a solid fourth-quarter earnings report that included strong earnings growth, healthy guidance for 2023, and increased demand for its products. The Fund continues to maintain this position. Also in the industrials sector, Comfort Systems
USA, Inc., an electrical, heating, ventilation, and air conditioner contractor, contributed to relative performance. The company benefited from inflation and reshoring, which have led to strong order and backlog trends. The company is seeing notable growth from manufacturing and datacenter construction projects and posted several quarterly earnings beats and increased guidance. The
Fund continues to hold a position in Comfort Systems.
Relative performance also benefited from the Fund’s security selection in the health care, financials, and consumer staples sectors.
A top contributor in consumer staples was protein product maker BellRing Brands Inc., which is experiencing strong consumption growth across some of its product lines, with total distribution reaching all-time highs during the reporting period. The Fund continues to own BellRing Brands.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the consumer discretionary and information technology sectors. The Fund’s most notable detractor was technology company Impinj, Inc., a manufacturer of radio frequency identification readers and sensor endpoints used for retail tracking and inventory management. Shares were pressured by the delayed implementation of a major contract for a logistics provider, followed by intensive pressures in retail and inventory destocking that the portfolio management team believes may take time to resolve. The Fund exited Impinj during the reporting period.

Nuveen Small Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2023?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in small-cap equities across the value spectrum. The portfolio management team identifies three value styles to collect the best investment ideas among industry leaders, buying discounted companies when a change is expected that can result in a stock price increase. This well-defined approach helps create a high-conviction portfolio that seeks to provide capital appreciation potential.
How did the Fund perform during the twelve-month reporting period ended October 31, 2023?
The Fund’s Class A Shares at NAV outperformed the Russell 2000® Value Index for the twelve-month reporting period ended
October 31, 2023. For purposes of this Performance Commentary, references to relative performance are in comparison to the
Russell 2000® Value Index.
The Fund’s relative performance was driven by favorable security selection and an underweight in the health care sector. In particular, the Fund benefited from security selection and an underweight in the biotechnology industry, as well as selection within the pharmaceutical industry. Allocation effect also contributed positively, particularly the Fund’s overweight to the strongly performing industrials sector and underweights to two of the weakest-performing sectors, communication services and financials.
Relative performance was also aided by several individual holdings, including Permian Resources Corporation, an emerging exploration and production company in the energy sector. The company benefited from a strong commodity backdrop, profitable production growth that exceeded expectations, and an accretive acquisition of Earthstone Energy Inc., which enhances the company’s Delaware Basin positioning. The Fund continues to own Permian Resources.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the information technology, financials, and energy sectors. Within financials, the Fund’s position in Banner Corporation detracted. Shares were negatively impacted by the regional banking crisis in March 2023 and sharply higher short-term interest rates that drove substantial volatility among small- to mid-sized bank stocks. The Fund continues to hold the position based on Banner’s healthy profitability and strong position as a super-community bank that serves a wide range of customer needs.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Investment Policy Change for Nuveen Dividend Value Fund
Effective February 28, 2023, the Nuveen Dividend Value Fund adopted a non-fundamental investment policy under Rule 35d-1 of the Investment Company Act of 1940 (a “Name Policy”), requiring it to invest at least 80% of its assets in dividend-paying equity securities. Prior to the adoption of the Name Policy, the Fund was required to invest all of its assets in equity securities that provided current income at the time of purchase.
Portfolio Manager Update for Nuveen Mid Cap Growth Opportunities Fund
Effective March 21, 2023, Casey Weston, CFA, was named a portfolio manager of the Nuveen Mid Cap Growth Opportunities Fund.
There were no other changes to the portfolio management of the Fund during the reporting period.
Portfolio Manager Update for Nuveen Mid Cap Value Fund
Effective March 21, 2023, David Johnson, CFA, was named a portfolio manager of the Nuveen Mid Cap Value Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
Portfolio Manager Update for Nuveen Small Cap Growth Opportunities Fund
Effective March 21, 2023, Gregory Ryan, CFA, was named a portfolio manager of the Nuveen Small Cap Growth Opportunities
Fund. There were no other changes to the portfolio management of the Fund during the reporting period.

Risk Considerations

Risk Considerations
Nuveen Dividend Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. Equity investments, such as those held by the Fund, are subject to market risk, derivatives risk, and common stock risk. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Growth Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Growth Opportunities
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Small Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.

About the Funds’ Benchmarks
Lipper Equity Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Large-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Mid-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Small-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the
U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Growth Index:
An index designed to measure the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the
U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Growth Index:
An index designed to measure the performance of the mid-cap growth segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Value Index:
An index designed to measure the performance of the mid-cap value segment of the
U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.74% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/18/92 (1.39)% 5.21% 6.46% 1.00% 0.96%
Class A at maximum Offering Price 12/18/92 (7.05)% 3.97% 5.83% — —
Russell 1000® Value Index — 0.13% 6.60% 7.60% — —
Lipper Equity Income Funds Classification Average — 0.83% 6.95% 7.46% — —
Class C at NAV 2/01/99 (2.14)% 4.41% 5.83% 1.75% 1.71%
Class C at maximum Offering Price 2/01/99 (2.14)% 4.41% 5.83% — —
Class R6 2/28/13 (1.03)% 5.60% 6.85% 0.65% 0.61%
Class I 8/02/94 (1.16)% 5.46% 6.73% 0.75% 0.71%

Fund Performance, Expense Ratios and Holding Summaries October 31,
2023
(continued)
Growth of an Assumed $10,000 Investment as of October 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99.5%
Repurchase Agreements 0.8%
Other Assets & Liabilities, Net (0.3)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 15.7%
Energy 11.0%
Health Care Equipment &
Services 9.9%
Pharmaceuticals, Biotechnology
& Life Sciences 7.7%
Utilities 7.2%
Insurance 6.7%
Software & Services 6.5%
Financial Services 6.5%
Equity Real Estate Investment
Trusts (REITs) 5.5%
Semiconductors &
Semiconductor Equipment 4.3%
Food, Beverage & Tobacco 3.6%
Banks 3.3%
Technology Hardware &
Equipment 3.0%
Consumer Services 2.5%
Media & Entertainment 2.4%
Materials 1.6%
Household & Personal Products 1.0%
Commercial & Professional
Services 0.8%
Consumer Durables & Apparel 0.3%
Repurchase Agreements 0.8%
Other Assets & Liabilities, Net (0.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Pioneer Natural Resources Co 2.8%
ConocoPhillips 2.7%
NextEra Energy Inc 2.4%
Diamondback Energy Inc 2.4%
Philip Morris International Inc 2.3%

Nuveen Large Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Growth of an Assumed $10,000 Investment as of October 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 1/31/03 10.13% 9.10% 9.91% 1.32% 1.05%
Class A at maximum Offering Price 1/31/03 3.79% 7.82% 9.26% — —
S&P 500® Index — 10.14% 11.01% 11.18% — —
Lipper Large-Cap Core Funds Classification Average — 9.53% 10.16% 10.05% — —
Class C at NAV 1/31/03 9.30% 8.28% 9.25% 2.07% 1.80%
Class C at maximum Offering Price 1/31/03 9.30% 8.28% 9.25% — —
Class I 1/31/03 10.40% 9.37% 10.18% 1.07% 0.80%

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 100.0%
Repurchase Agreements 0.5%
Other Assets & Liabilities, Net (0.5)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software & Services 14.3%
Capital Goods 12.1%
Health Care Equipment &
Services 9.5%
Financial Services 9.0%
Media & Entertainment 7.6%
Semiconductors &
Semiconductor Equipment 7.0%
Energy 6.4%
Pharmaceuticals, Biotechnology
& Life Sciences 5.9%
Consumer Discretionary
Distribution & Retail 4.5%
Technology Hardware &
Equipment 4.3%
Utilities 4.1%
Insurance 4.1%
Consumer Services 3.2%
Food, Beverage & Tobacco 2.5%
Commercial & Professional
Services 1.3%
Equity Real Estate Investment
Trusts (REITs) 1.2%
Materials 1.1%
Consumer Staples Distribution
& Retail 0.9%
Banks 0.8%
Other 0.2%
Repurchase Agreements 0.5%
Other Assets & Liabilities, Net (0.5)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 8.7%
Alphabet Inc, Class C 4.6%
Amazon.com Inc 4.5%
NVIDIA Corp 3.8%
Meta Platforms Inc 3.1%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Growth of an Assumed $10,000 Investment as of October 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 1/09/95 0.21% 5.28% 6.50% 1.23% 1.17%
Class A at maximum Offering Price 1/09/95 (5.58)% 4.05% 5.87% — —
Russell Midcap® Growth Index — 3.35% 8.09% 9.09% — —
Lipper Mid-Cap Growth Funds Classification Average — (0.08)% 6.55% 7.86% — —
Class R6 2/28/13 0.49% 5.64% 6.89% 0.89% 0.83%
Class I 12/28/89 0.44% 5.54% 6.76% 0.98% 0.92%

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .2%
Repurchase Agreements 1 .0%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 20.3%
Capital Goods 11.1%
Health Care Equipment &
Services 9.9%
Financial Services 8.2%
Pharmaceuticals, Biotechnology
& Life Sciences 7.7%
Commercial & Professional
Services 7.3%
Consumer Services 7.0%
Energy 5.6%
Consumer Durables & Apparel 4.1%
Semiconductors &
Semiconductor Equipment 3.7%
Media & Entertainment 2.8%
Consumer Discretionary
Distribution & Retail 2.7%
Transportation 1.9%
Materials 1.8%
Insurance 1.5%
Consumer Staples Distribution
& Retail 1.4%
Technology Hardware &
Equipment 1.1%
Household & Personal Products 1.1%
Repurchase Agreements 1.0%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Crowdstrike Holdings Inc, Class
A 2.9%
Ross Stores Inc 2.7%
Verisk Analytics Inc 2.7%
Veeva Systems Inc, Class A 2.6%
Dexcom Inc 2.5%

Nuveen Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/22/87 (0.65)% 7.50% 7.79% 1.21% 1.16%
Class A at maximum Offering Price 12/22/87 (6.37)% 6.24% 7.15% — —
Russell Midcap® Value Index — (3.56)% 5.69% 6.89% — —
Lipper Mid-Cap Value Funds Classification Average — (1.69)% 5.97% 6.20% — —
Class C at NAV 2/01/99 (1.38)% 6.70% 7.14% 1.96% 1.91%
Class C at maximum Offering Price 2/01/99 (1.38)% 6.70% 7.14% — —
Class I 2/04/94 (0.41)% 7.77% 8.06% 0.96% 0.91%
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/20/18 (0.25)% 7.92% 5.54% 0.84% 0.79%

Growth of an Assumed $10,000 Investment as of October 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
(continued)
Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Repurchase Agreements 0 .3%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 17.2%
Equity Real Estate Investment
Trusts (REITs) 8.8%
Financial Services 8.6%
Energy 8.3%
Utilities 8.2%
Insurance 6.1%
Materials 5.7%
Software & Services 5.4%
Consumer Durables & Apparel 5.1%
Health Care Equipment &
Services 4.4%
Technology Hardware &
Equipment 4.1%
Pharmaceuticals, Biotechnology
& Life Sciences 3.9%
Consumer Services 2.6%
Semiconductors &
Semiconductor Equipment 2.1%
Banks 2.0%
Transportation 1.6%
Media & Entertainment 1.6%
Consumer Staples Distribution
& Retail 1.3%
Consumer Discretionary
Distribution & Retail 1.2%
Household & Personal Products 0.9%
Food, Beverage & Tobacco 0.7%
Repurchase Agreements 0.3%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Arch Capital Group Ltd 2.5%
Diamondback Energy Inc 2.4%
Ameren Corp 2.1%
Permian Resources Corp 2.0%
Raymond James Financial Inc 2.0%

Nuveen Small Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/01/95 (5.39)% 6.10% 7.34% 1.35% 1.22%
Class A at maximum Offering Price 8/01/95 (10.81)% 4.84% 6.70% — —
Russell 2000® Growth Index — (7.63)% 2.68% 5.67% — —
Lipper Small-Cap Growth Funds Classification
Average — (6.21)% 4.50% 6.57% — —
Class I 8/01/95 (5.13)% 6.36% 7.61% 1.10% 0.97%
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 (4.98)% 6.59% 9.80% 0.95% 0.82%

Fund Performance, Expense Ratios and Holding Summaries October 31,
2023
(continued)
Growth of an Assumed $10,000 Investment as of October 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99.1%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Health Care Equipment &
Services 16.8%
Capital Goods 14.3%
Software & Services 13.0%
Energy 6.7%
Commercial & Professional
Services 6.3%
Pharmaceuticals, Biotechnology
& Life Sciences 5.7%
Consumer Services 4.5%
Semiconductors &
Semiconductor Equipment 4.1%
Financial Services 3.9%
Consumer Discretionary
Distribution & Retail 3.3%
Household & Personal Products 2.8%
Equity Real Estate Investment
Trusts (REITs) 2.7%
Materials 2.2%
Consumer Durables & Apparel 2.2%
Media & Entertainment 2.0%
Technology Hardware &
Equipment 1.9%
Banks 1.8%
Food, Beverage & Tobacco 1.3%
Insurance 1.2%
Transportation 1.2%
Other 1.2%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Matador Resources Co 2.5%
Permian Resources Corp 2.3%
Varonis Systems Inc 2.2%
EastGroup Properties Inc 2.0%
BellRing Brands Inc 1.9%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 5/06/92 (4.15)% 5.70% 6.68% 1.40% 1.24%
Class A at maximum Offering Price 5/06/92 (9.68)% 4.47% 6.04% — —
Russell 2000® Index — (8.56)% 3.31% 5.63% — —
Lipper Small-Cap Core Funds Classification Average — (4.58)% 4.68% 5.80% — —
Class I 5/06/92 (3.87)% 5.97% 6.94% 1.15% 0.99%
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 2/28/18 (3.73)% 6.09% 5.42% 1.02% 0.86%

Growth of an Assumed $10,000 Investment as of October 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
(continued)
Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 97 .6%
Exchange-Traded Funds 1 .2%
Investments Purchased with
Collateral from Securities
Lending 1 .2%
Repurchase Agreements 3 .3%
Other Assets & Liabilities, Net (3.3)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 13.8%
Health Care Equipment &
Services 11.9%
Software & Services 8.6%
Energy 8.3%
Banks 6.7%
Financial Services 6.2%
Commercial & Professional
Services 4.4%
Pharmaceuticals, Biotechnology
& Life Sciences 4.3%
Equity Real Estate Investment
Trusts (REITs) 3.9%
Materials 3.9%
Semiconductors &
Semiconductor Equipment 3.1%
Food, Beverage & Tobacco 3.0%
Transportation 2.8%
Consumer Discretionary
Distribution & Retail 2.5%
Utilities 2.4%
Consumer Durables & Apparel 2.3%
Household & Personal Products 2.3%
Consumer Services 1.8%
Automobiles & Components 1.7%
Technology Hardware &
Equipment 1.4%
Insurance 1.4%
Exchange-Traded Funds 1.2%
Media & Entertainment 0.9%
Investments Purchased with
Collateral from Securities
Lending 1.2%
Repurchase Agreements 3.3%
Other Assets & Liabilities, Net (3.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Permian Resources Corp 2.4%
Matador Resources Co 2.3%
Northern Oil and Gas Inc 2.3%
BellRing Brands Inc 2.3%
HealthEquity Inc 2.0%

Nuveen Small Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/01/94 (9.05)% 2.13% 4.74% 1.25% 1.20%
Class A at maximum Offering Price 8/01/94 (14.28)% 0.93% 4.12% — —
Russell 2000® Value Index — (9.93)% 3.26% 5.20% — —
Lipper Small-Cap Value Funds Classification Average — (4.00)% 5.43% 5.31% — —
Class C at NAV 2/01/99 (9.72)% 1.37% 4.11% 2.00% 1.95%
Class C at maximum Offering Price 2/01/99 (9.72)% 1.37% 4.11% — —
Class I 8/01/94 (8.83)% 2.38% 5.00% 1.00% 0.95%
Total Returns as of
October 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 (8.67)% 2.56% 3.97% 0.86% 0.81%

Fund Performance, Expense Ratios and Holding Summaries October 31,
2023
(continued)
Growth of an Assumed $10,000 Investment as of October 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of October 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Repurchase Agreements 0 .5%
Other Assets & Liabilities, Net (0.3)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Banks 13.3%
Energy 11.0%
Capital Goods 9.9%
Equity Real Estate Investment
Trusts (REITs) 8.3%
Financial Services 7.3%
Materials 5.6%
Commercial & Professional
Services 5.0%
Utilities 4.6%
Health Care Equipment &
Services 4.5%
Software & Services 4.1%
Pharmaceuticals, Biotechnology
& Life Sciences 4.0%
Consumer Durables & Apparel 3.7%
Consumer Services 3.3%
Insurance 3.2%
Consumer Discretionary
Distribution & Retail 2.8%
Technology Hardware &
Equipment 2.5%
Food, Beverage & Tobacco 2.0%
Transportation 1.4%
Real Estate Management &
Development 1.3%
Automobiles & Components 0.9%
Semiconductors &
Semiconductor Equipment 0.7%
Media & Entertainment 0.4%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 0.5%
Other Assets & Liabilities, Net (0.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Permian Resources Corp 2.4%
Northern Oil and Gas Inc 2.0%
Parsons Corp 1.8%
nVent Electric PLC 1.8%
Radian Group Inc 1.7%

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended October 31, 2023.
The beginning of the period is May 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $979.50 $975.20 $981.20 $980.40
Expenses Incurred During the Period $4.79 $8.51 $3.10 $3.54
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.34 $1,016.56 $1,022.09 $1,021.60
Expenses Incurred During the Period $4.89 $8.69 $3.16 $3.62
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.62% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Large Cap Select Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,028.80 $1,024.80 $1,030.30
Expenses Incurred During the Period $5.37 $9.19 $4.09
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.90 $1,016.12 $1,021.16
Expenses Incurred During the Period $5.35 $9.15 $4.08
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80% and 0.80% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen Mid Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $946.10 $946.60 $946.80
Expenses Incurred During the Period $5.74 $4.76 $4.56
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.31 $1,020.32 $1,020.52
Expenses Incurred During the Period $5.96 $4.94 $4.74
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.17%, 0.97% and 0.93% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $983.80 $980.00 $985.90 $985.00
Expenses Incurred During the Period $5.80 $9.53 $3.75 $4.55
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.37 $1,015.59 $1,021.41 $1,020.63
Expenses Incurred During the Period $5.90 $9.70 $3.82 $4.63
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.16%, 1.91%, 0.75% and 0.91% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Small Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $951.80 $954.10 $953.10
Expenses Incurred During the Period $6.05 $4.09 $4.82
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.03 $1,021.02 $1,020.29
Expenses Incurred During the Period $6.26 $4.23 $4.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.23%, 0.83% and 0.98% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Small Cap Select Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $972.60 $975.00 $974.00
Expenses Incurred During the Period $6.17 $4.28 $4.93
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.95 $1,020.87 $1,020.21
Expenses Incurred During the Period $6.31 $4.38 $5.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.24%, 0.86% and 0.99% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Small Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $975.10 $971.60 $977.30 $976.40
Expenses Incurred During the Period $6.02 $9.74 $3.94 $4.78
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.12 $1,015.34 $1,021.20 $1,020.38
Expenses Incurred During the Period $6.16 $9.96 $4.02 $4.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.21%, 1.96%, 0.79% and 0.96% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen Dividend Value Fund, Nuveen
Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Value Fund, Nuveen Small
Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund and Nuveen Small Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Dividend Value Fund, Nuveen Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen
Mid Cap Value Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund and Nuveen
Small Cap Value Fund (seven of the funds constituting Nuveen Investment Funds, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 28, 2023
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Dividend Value Fund
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 99 .5 % X 2,815,773,840
Banks - 3.3%
2,097,780 Bank of America Corp $ 55,255,525
929,827 Wells Fargo & Co 36,979,220
Total Banks 92,234,745
Capital Goods - 15.7%
415,936 3M Co 37,829,379
234,545 AMETEK Inc 33,016,900
663,906 Carrier Global Corp 31,641,760
227,305 Eaton Corp PLC 47,258,983
123,912 Hubbell Inc 33,468,631
244,619 ITT Inc 22,835,184
618,967 Johnson Controls International plc 30,341,762
685,860 nVent Electric PLC 33,010,442
96,431 Parker-Hannifin Corp 35,574,360
460,450 Raytheon Technologies Corp 37,476,025
74,574 United Rentals Inc 30,297,179
206,230 WESCO International Inc 26,438,686
429,488 Westinghouse Air Brake Technologies Corp 45,534,318
Total Capital Goods 444,723,609
Commercial & Professional Services - 0.8%
311,387 (b) EAS Segment 21,485,703
Total Commercial & Professional Services 21,485,703
Consumer Durables & Apparel - 0.3%
1,105,264 Newell Brands Inc 7,427,374
Total Consumer Durables & Apparel 7,427,374
Consumer Services - 2.5%
91,080 Domino's Pizza Inc 30,875,209
533,132 Wyndham Hotels & Resorts Inc 38,598,757
Total Consumer Services 69,473,966
Energy - 11.0%
640,759 ConocoPhillips 76,122,169
422,072 Diamondback Energy Inc 67,666,583
372,688 EOG Resources Inc 47,051,860
328,178 Pioneer Natural Resources Co 78,434,542
640,432 Shell PLC, ADR 41,717,741
Total Energy 310,992,895
Equity Real Estate Investment Trusts (REITs) - 5.5%
1,084,701 American Homes 4 Rent, Class A 35,513,111
325,570 Crown Castle Inc 30,271,499
202,664 EastGroup Properties Inc 33,084,898
498,308 Prologis Inc 50,204,531
260,787 VICI Properties Inc 7,275,957
Total Equity Real Estate Investment Trusts (REITs) 156,349,996
Financial Services - 6.5%
79,887 Ameriprise Financial Inc 25,130,054
898,173 Fidelity National Information Services Inc 44,109,276
354,741 Intercontinental Exchange Inc 38,113,373
133,646 LPL Financial Holdings Inc 30,006,200

Shares Description (a) Value
Financial Services (continued)
196,083 Visa Inc, Class A $ 46,099,113
Total Financial Services 183,458,016
Food, Beverage & Tobacco - 3.6%
1,185,302 Kraft Heinz Co/The 37,289,601
739,880 Philip Morris International Inc 65,967,701
Total Food, Beverage & Tobacco 103,257,302
Health Care Equipment & Services - 9.9%
593,051 Abbott Laboratories 56,072,972
182,704 Becton Dickinson & Co 46,183,917
200,858 Cigna Group/The 62,105,294
133,561 Elevance Health Inc 60,114,470
106,221 Humana Inc 55,626,876
Total Health Care Equipment & Services 280,103,529
Household & Personal Products - 1.0%
374,772 Spectrum Brands Holdings Inc 28,227,827
Total Household & Personal Products 28,227,827
Insurance - 6.7%
905,932 American International Group Inc 55,542,691
114,327 Everest Group Ltd 45,230,047
988,056 Fidelity National Financial Inc 38,623,109
207,537 Willis Towers Watson PLC 48,955,903
Total Insurance 188,351,750
Materials - 1.6%
631,253 DuPont de Nemours Inc 46,005,719
Total Materials 46,005,719
Media & Entertainment - 2.4%
295,980 (b) Alphabet Inc, Class C 37,086,294
99,583 (b) Meta Platforms Inc 30,001,370
Total Media & Entertainment 67,087,664
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
205,427 AbbVie Inc 29,002,184
567,166 AstraZeneca PLC, Sponsored ADR 35,861,906
759,691 Gilead Sciences Inc 59,666,131
544,786 Merck & Co Inc 55,949,522
831,923 Sanofi, ADR 37,644,516
Total Pharmaceuticals, Biotechnology & Life Sciences 218,124,259
Semiconductors & Semiconductor Equipment - 4.3%
51,472 Broadcom Inc 43,306,997
647,057 Intel Corp 23,617,580
48,859 Lam Research Corp 28,739,841
312,142 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
26,940,976
Total Semiconductors & Semiconductor Equipment 122,605,394
Software & Services - 6.5%
1,628,925 Gen Digital Inc 27,137,891
132,990 Microsoft Corp 44,965,249
342,945 Oracle Corp 35,460,513
97,011 Roper Technologies Inc 47,396,664
150,928 (b) Salesforce Inc 30,310,870
Total Software & Services 185,271,187

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
Technology Hardware & Equipment - 3.0%
3,500,098 Hewlett Packard Enterprise Co $ 53,831,507
1,201,712 HP Inc 31,641,077
Total Technology Hardware & Equipment 85,472,584
Utilities - 7.2%
849,979 Alliant Energy Corp 41,470,475
530,515 American Electric Power Co Inc 40,075,103
448,104 Dominion Energy Inc 18,067,553
1,029,391 FirstEnergy Corp 36,646,320
1,181,147 NextEra Energy Inc 68,860,870
Total Utilities 205,120,321
Total Common Stocks
(cost $2,681,281,761) 2,815,773,840
Total Long-Term Investments
(cost $2,681,281,761) 2,815,773,840
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8 % X 22,888,877
$ 22,200 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$22,203,256, collateralized by $33,113,600, U.S. Treasury
Bond, 2.875%, due 05/15/52, value $22,644,011
5.280% 11/01/23 $ 22,200,000
689 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price $688,907,
collateralized by $878,000, U.S. Treasury Note, 1.875%, due
02/15/32, value $702,724
1.600% 11/01/23 688,877
Total Repurchase Agreements
(cost $22,888,877) 22,888,877
Total Short-Term Investments
(cost $22,888,877) 22,888,877
Total Investments (cost $ 2,704,170,638 ) - 100 .3% 2,838,662,717
Other Assets & Liabilities, Net -   (0.3)% (7,332,789)
Net Assets - 100% $ 2,831,329,928
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Large Cap Select Fund
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.0%
X –
COMMON STOCKS - 100 .0 % X 34,930,349
Banks - 0.8%
7,197 Wells Fargo & Co $ 286,225
Total Banks 286,225
Capital Goods - 12.1%
3,080 3M Co 280,126
2,582 AMETEK Inc 363,468
7,002 Carrier Global Corp 333,715
1,335 Curtiss-Wright Corp 265,411
1,919 Eaton Corp PLC 398,979
1,370 Hubbell Inc 370,037
4,965 Johnson Controls International plc 243,384
6,185 nVent Electric PLC 297,684
1,005 Parker-Hannifin Corp 370,755
2,213 Raytheon Technologies Corp 180,116
868 United Rentals Inc 352,643
2,303 WESCO International Inc 295,245
4,633 Westinghouse Air Brake Technologies Corp 491,191
Total Capital Goods 4,242,754
Commercial & Professional Services - 1.3%
6,369 (b) EAS Segment 439,461
Total Commercial & Professional Services 439,461
Consumer Discretionary Distribution & Retail - 4.5%
11,837 (b) Amazon.com Inc 1,575,386
Total Consumer Discretionary Distribution & Retail 1,575,386
Consumer Durables & Apparel - 0.2%
12,078 Newell Brands Inc 81,164
Total Consumer Durables & Apparel 81,164
Consumer Services - 3.2%
1,163 Domino's Pizza Inc 394,245
3,342 (b) Expedia Group Inc 318,459
11,829 MGM Resorts International 413,069
Total Consumer Services 1,125,773
Consumer Staples Distribution & Retail - 0.9%
5,163 (b) Performance Food Group Co 298,215
Total Consumer Staples Distribution & Retail 298,215
Energy - 6.4%
5,749 ConocoPhillips 682,981
3,378 Diamondback Energy Inc 541,561
1,067 EOG Resources Inc 134,709
16,396 Permian Resources Corp 238,889
2,621 Pioneer Natural Resources Co 626,419
Total Energy 2,224,559
Equity Real Estate Investment Trusts (REITs) - 1.2%
4,222 Prologis Inc 425,366
Total Equity Real Estate Investment Trusts (REITs) 425,366

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
Financial Services - 9.0%
865 Ameriprise Financial Inc $ 272,103
6,700 Fidelity National Information Services Inc 329,037
5,633 (b) Fiserv Inc 640,754
1,376 (b) FleetCor Technologies Inc 309,834
3,859 Intercontinental Exchange Inc 414,611
1,481 LPL Financial Holdings Inc 332,514
2,274 Mastercard Inc, Class A 855,820
Total Financial Services 3,154,673
Food, Beverage & Tobacco - 2.5%
11,215 Kraft Heinz Co/The 352,824
5,957 Philip Morris International Inc 531,126
Total Food, Beverage & Tobacco 883,950
Health Care Equipment & Services - 9.5%
5,215 Abbott Laboratories 493,078
1,665 Becton Dickinson & Co 420,879
8,748 (b) Boston Scientific Corp 447,810
5,945 (b) Centene Corp 410,086
872 Cigna Group/The 269,623
1,389 Elevance Health Inc 625,175
1,215 Humana Inc 636,283
Total Health Care Equipment & Services 3,302,934
Insurance - 4.1%
9,300 American International Group Inc 570,183
9,158 Fidelity National Financial Inc 357,986
2,146 Willis Towers Watson PLC 506,220
Total Insurance 1,434,389
Materials - 1.1%
5,134 DuPont de Nemours Inc 374,166
Total Materials 374,166
Media & Entertainment - 7.6%
12,744 (b) Alphabet Inc, Class C 1,596,823
3,550 (b) Meta Platforms Inc 1,069,509
Total Media & Entertainment 2,666,332
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
4,058 AstraZeneca PLC, Sponsored ADR 256,588
1,108 (b) Biogen Inc 263,194
1,053 Eli Lilly & Co 583,288
5,158 Gilead Sciences Inc 405,109
4,975 Sanofi, ADR 225,119
1,455 (b) United Therapeutics Corp 324,261
Total Pharmaceuticals, Biotechnology & Life Sciences 2,057,559
Semiconductors & Semiconductor Equipment - 7.0%
822 Broadcom Inc 691,606
4,559 Intel Corp 166,404
3,255 NVIDIA Corp 1,327,389
2,862 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
247,019
Total Semiconductors & Semiconductor Equipment 2,432,418

Shares Description (a) Value
Software & Services - 14.3%
14,060 Gen Digital Inc $ 234,240
9,036 Microsoft Corp 3,055,162
3,890 Oracle Corp 402,226
828 Roper Technologies Inc 404,536
2,579 (b) Salesforce Inc 517,940
640 (b) ServiceNow Inc 372,384
Total Software & Services 4,986,488
Technology Hardware & Equipment - 4.3%
3,603 Apple Inc 615,284
32,386 Hewlett Packard Enterprise Co 498,097
14,333 HP Inc 377,388
Total Technology Hardware & Equipment 1,490,769
Utilities - 4.1%
3,922 Alliant Energy Corp 191,354
5,616 American Electric Power Co Inc 424,233
5,596 FirstEnergy Corp 199,218
10,857 NextEra Energy Inc 632,963
Total Utilities 1,447,768
Total Common Stocks
(cost $29,289,814) 34,930,349
Total Long-Term Investments
(cost $29,289,814) 34,930,349
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.5%
X –
REPURCHASE AGREEMENTS - 0 .5 % X 170,000
$ 170 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price $170,025,
collateralized by $239,400, U.S. Treasury Bond, 3.125%,
due 05/15/48, value $173,466
5.280% 11/01/23 $ 170,000
Total Repurchase Agreements
(cost $170,000) 170,000
Total Short-Term Investments
(cost $170,000) 170,000
Total Investments (cost $ 29,459,814 ) - 100 .5% 35,100,349
Other Assets & Liabilities, Net -   (0.5)% (178,653)
Net Assets - 100% $ 34,921,696
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.2%
X –
COMMON STOCKS - 99.2% X 167,540,262
Capital Goods - 11.1%
10,794 (b) AeroVironment Inc $ 1,237,640
102,123 (b) Array Technologies Inc 1,769,792
12,808 (b) Axon Enterprise Inc 2,619,108
68,247 (b) AZEK Co Inc/The 1,788,071
43,737 Donaldson Co Inc 2,521,875
19,438 HEICO Corp, Class A 2,471,153
18,551 (b) MasTec Inc 1,102,672
28,722 nVent Electric PLC 1,382,390
17,327 Quanta Services Inc 2,895,688
7,129 Woodward Inc 888,986
Total Capital Goods 18,677,375
Commercial & Professional Services - 7.3%
38,282 (b) CoStar Group Inc 2,810,282
82,026 GFL Environmental Inc 2,363,989
16,752 Tetra Tech Inc 2,528,044
20,391 Verisk Analytics Inc 4,636,098
Total Commercial & Professional Services 12,338,413
Consumer Discretionary Distribution & Retail - 2.7%
40,030 Ross Stores Inc 4,642,279
Total Consumer Discretionary Distribution & Retail 4,642,279
Consumer Durables & Apparel - 4.1%
29,545 (b) Crocs Inc 2,638,959
4,566 (b) Deckers Outdoor Corp 2,726,176
123,518 (b) Topgolf Callaway Brands Corp 1,509,390
Total Consumer Durables & Apparel 6,874,525
Consumer Services - 7.0%
7,235 Domino's Pizza Inc 2,452,593
100,750 (b) DraftKings Inc, Class A 2,782,715
30,013 (b) Planet Fitness Inc 1,658,818
14,137 Wingstop Inc 2,583,819
19,631 Yum! Brands Inc 2,372,603
Total Consumer Services 11,850,548
Consumer Staples Distribution & Retail - 1.4%
34,605 (b) BJ's Wholesale Club Holdings Inc 2,357,293
Total Consumer Staples Distribution & Retail 2,357,293
Energy - 5.6%
18,562 Cheniere Energy Inc 3,089,088
16,760 Diamondback Energy Inc 2,686,963
246,886 Permian Resources Corp 3,597,129
Total Energy 9,373,180
Financial Services - 8.2%
13,600 Ameriprise Financial Inc 4,278,152
36,111 FirstCash Holdings Inc 3,933,210
7,893 MSCI Inc 3,721,944
44,285 (b) Shift4 Payments Inc, Class A 1,971,568
Total Financial Services 13,904,874

Shares Description (a) Value
Health Care Equipment & Services - 9.9%
6,440 (b) Align Technology Inc $ 1,188,760
48,270 (b) Dexcom Inc 4,287,824
11,162 (b) Inspire Medical Systems Inc 1,642,600
6,142 (b) Insulet Corp 814,245
37,536 (b) Lantheus Holdings Inc 2,424,826
10,029 (b) Penumbra Inc 1,917,043
22,958 (b) Veeva Systems Inc, Class A 4,424,236
Total Health Care Equipment & Services 16,699,534
Household & Personal Products - 1.1%
101,983 Kenvue Inc 1,896,884
Total Household & Personal Products 1,896,884
Insurance - 1.5%
6,501 Everest Group Ltd 2,571,926
Total Insurance 2,571,926
Materials - 1.8%
15,895 Vulcan Materials Co 3,123,209
Total Materials 3,123,209
Media & Entertainment - 2.8%
20,784 (b) Spotify Technology SA 3,424,372
9,939 (b) Take-Two Interactive Software Inc 1,329,341
Total Media & Entertainment 4,753,713
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
6,677 (b) Alnylam Pharmaceuticals Inc 1,013,568
3,805 (b) Argenx SE, ADR 1,786,714
8,728 (b) BioMarin Pharmaceutical Inc 710,896
33,320 Bio-Techne Corp 1,820,272
13,446 (b) Krystal Biotech Inc 1,571,434
10,478 (b) Repligen Corp 1,409,920
70,999 (b) Roivant Sciences Ltd 613,431
14,666 (b) Sarepta Therapeutics Inc 987,168
13,529 (b) United Therapeutics Corp 3,015,073
Total Pharmaceuticals, Biotechnology & Life Sciences 12,928,476
Semiconductors & Semiconductor Equipment - 3.7%
30,961 (b) GLOBALFOUNDRIES Inc 1,536,285
36,104 (b) Lattice Semiconductor Corp 2,007,743
6,105 Monolithic Power Systems Inc 2,696,823
Total Semiconductors & Semiconductor Equipment 6,240,851
Software & Services - 20.3%
28,135 (b) Crowdstrike Holdings Inc, Class A 4,973,424
12,012 (b) CyberArk Software Ltd 1,965,644
32,628 (b) Datadog Inc, Class A 2,658,203
11,652 (b) EPAM Systems Inc 2,535,126
54,597 (b) Five9 Inc 3,159,528
9,749 (b) Gartner Inc 3,237,058
18,940 (b) Klaviyo Inc, Class A 539,601
6,047 (b) MongoDB Inc 2,083,736
10,362 (b) Okta Inc 698,502
7,499 (b) Palo Alto Networks Inc 1,822,407
22,205 (b) PTC Inc 3,118,026
42,005 (b) Sprout Social Inc, Class A 1,817,976
5,354 (b) Synopsys Inc 2,513,382

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
Software & Services (continued)
8,297 (b) Tyler Technologies Inc $ 3,093,951
Total Software & Services 34,216,564
Technology Hardware & Equipment - 1.1%
45,198 (b) Ciena Corp 1,907,356
Total Technology Hardware & Equipment 1,907,356
Transportation - 1.9%
41,990 (b) XPO Inc 3,183,262
Total Transportation 3,183,262
Total Common Stocks
(cost $165,430,909) 167,540,262
Total Long-Term Investments
(cost $165,430,909) 167,540,262
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.0%
X –
REPURCHASE AGREEMENTS - 1.0% X 1,590,000
$ 1,590 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$1,590,233, collateralized by $2,660,700, U.S. Treasury
Bond, 2.375%, due 05/15/51, value $1,621,802
5.280% 11/01/23 $ 1,590,000
Total Repurchase Agreements
(cost $1,590,000) 1,590,000
Total Short-Term Investments
(cost $1,590,000) 1,590,000
Total Investments (cost $167,020,909 ) - 100.2% 169,130,262
Other Assets & Liabilities, Net -   (0.2)% (266,968)
Net Assets - 100% $ 168,863,294
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen Mid Cap Value Fund
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99 .8 % X 410,998,691
Banks - 2.0%
61,569 East West Bancorp Inc $ 3,301,330
214,223 Fifth Third Bancorp 5,079,227
Total Banks 8,380,557
Capital Goods - 17.2%
48,668 AGCO Corp 5,580,273
20,806 Carlisle Cos Inc 5,286,597
168,418 Carrier Global Corp 8,026,802
64,386 Crane Co 6,266,689
82,945 Crane NXT Co 4,313,140
26,560 Hubbell Inc 7,173,856
30,811 L3Harris Technologies Inc 5,527,802
69,093 Owens Corning 7,833,073
95,955 PACCAR Inc 7,919,166
18,392 Parker-Hannifin Corp 6,784,993
49,156 WESCO International Inc 6,301,799
Total Capital Goods 71,014,190
Consumer Discretionary Distribution & Retail - 1.2%
37,791 (b) AutoNation Inc 4,915,853
Total Consumer Discretionary Distribution & Retail 4,915,853
Consumer Durables & Apparel - 5.1%
84,022 Brunswick Corp/DE 5,837,008
52,524 DR Horton Inc 5,483,506
47,713 Ralph Lauren Corp 5,369,144
90,467 (b) Skechers USA Inc, Class A 4,362,319
Total Consumer Durables & Apparel 21,051,977
Consumer Services - 2.6%
40,037 Darden Restaurants Inc 5,826,585
140,344 Travel + Leisure Co 4,775,906
Total Consumer Services 10,602,491
Consumer Staples Distribution & Retail - 1.3%
142,462 (b) US Foods Holding Corp 5,547,470
Total Consumer Staples Distribution & Retail 5,547,470
Energy - 8.3%
151,657 Baker Hughes Co 5,220,034
61,760 Diamondback Energy Inc 9,901,363
131,924 EQT Corp 5,590,939
570,786 Permian Resources Corp 8,316,352
143,736 Williams Cos Inc/The 4,944,519
Total Energy 33,973,207
Equity Real Estate Investment Trusts (REITs) - 8.8%
360,097 Apple Hospitality REIT Inc 5,646,321
24,334 AvalonBay Communities Inc 4,033,117
121,508 EPR Properties 5,188,392
197,342 Invitation Homes Inc 5,859,084
89,071 Regency Centers Corp 5,367,418
143,758 STAG Industrial Inc 4,775,641

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) (continued)
188,122 Weyerhaeuser Co $ 5,397,220
Total Equity Real Estate Investment Trusts (REITs) 36,267,193
Financial Services - 8.6%
24,891 Ameriprise Financial Inc 7,829,962
133,488 OneMain Holdings Inc 4,796,224
205,265 Radian Group Inc 5,201,415
84,458 Raymond James Financial Inc 8,060,672
227,930 Starwood Property Trust Inc 4,045,757
82,343 Voya Financial Inc 5,498,042
Total Financial Services 35,432,072
Food, Beverage & Tobacco - 0.7%
29,125 Bunge Ltd 3,086,667
Total Food, Beverage & Tobacco 3,086,667
Health Care Equipment & Services - 4.4%
77,565 (b) Centene Corp 5,350,434
138,504 (b) Envista Holdings Corp 3,222,988
225,665 (b) Option Care Health Inc 6,257,690
30,525 Zimmer Biomet Holdings Inc 3,187,115
Total Health Care Equipment & Services 18,018,227
Household & Personal Products - 0.9%
410,716 (b) Coty Inc, Class A 3,848,409
Total Household & Personal Products 3,848,409
Insurance - 6.1%
117,806 (b) Arch Capital Group Ltd 10,211,424
18,245 Everest Group Ltd 7,218,087
50,583 Reinsurance Group of America Inc 7,560,641
Total Insurance 24,990,152
Materials - 5.7%
101,885 DuPont de Nemours Inc 7,425,379
153,934 Graphic Packaging Holding Co 3,311,120
26,028 Reliance Steel & Aluminum Co 6,621,003
54,010 Westlake Corp 6,230,593
Total Materials 23,588,095
Media & Entertainment - 1.6%
48,635 (b) Take-Two Interactive Software Inc 6,504,931
Total Media & Entertainment 6,504,931
Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
18,689 (b) Biogen Inc 4,439,385
43,526 (b) Jazz Pharmaceuticals PLC 5,528,673
26,972 (b) United Therapeutics Corp 6,010,980
Total Pharmaceuticals, Biotechnology & Life Sciences 15,979,038
Semiconductors & Semiconductor Equipment - 2.1%
108,434 Marvell Technology Inc 5,120,254
98,887 (b) Wolfspeed Inc 3,346,336
Total Semiconductors & Semiconductor Equipment 8,466,590

Shares Description (a) Value
Software & Services - 5.4%
36,973 (b) Check Point Software Technologies Ltd $ 4,963,625
15,157 Roper Technologies Inc 7,405,256
9,393 (b) Synopsys Inc 4,409,450
26,608 (b) VeriSign Inc 5,312,553
Total Software & Services 22,090,884
Technology Hardware & Equipment - 4.1%
158,229 (b) Ciena Corp 6,677,264
265,880 Hewlett Packard Enterprise Co 4,089,234
66,869 TD SYNNEX Corp 6,130,550
Total Technology Hardware & Equipment 16,897,048
Transportation - 1.6%
59,333 TFI International Inc 6,563,416
Total Transportation 6,563,416
Utilities - 8.2%
127,374 Alliant Energy Corp 6,214,578
112,533 Ameren Corp 8,519,873
71,948 American Electric Power Co Inc 5,434,952
180,900 FirstEnergy Corp 6,440,040
120,985 Xcel Energy Inc 7,170,781
Total Utilities 33,780,224
Total Common Stocks
(cost $357,016,833) 410,998,691
Total Long-Term Investments
(cost $357,016,833) 410,998,691
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.3%
X –
REPURCHASE AGREEMENTS - 0 .3 % X 1,390,000
$ 1,390 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$1,390,204, collateralized by $2,326,100, U.S. Treasury
Bond, 2.375%, due 05/15/51, value $1,417,850
5.280% 11/01/23 $ 1,390,000
Total Repurchase Agreements
(cost $1,390,000) 1,390,000
Total Short-Term Investments
(cost $1,390,000) 1,390,000
Total Investments (cost $ 358,406,833 ) - 100 .1% 412,388,691
Other Assets & Liabilities, Net -   (0.1)% (612,764)
Net Assets - 100% $ 411,775,927
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.1%
X –
COMMON STOCKS - 99.1% X 175,918,430
Automobiles & Components - 1.2%
50,774 (b) Gentherm Inc $ 2,042,130
Total Automobiles & Components 2,042,130
Banks - 1.8%
37,249 Ameris Bancorp 1,389,388
28,925 Preferred Bank/Los Angeles CA 1,723,062
Total Banks 3,112,450
Capital Goods - 14.3%
47,728 AAON Inc 2,600,221
16,269 (b) AeroVironment Inc 1,865,404
18,957 Applied Industrial Technologies Inc 2,910,089
137,709 (b) Array Technologies Inc 2,386,497
25,569 (b) Atkore Inc 3,177,715
83,628 (b) AZEK Co Inc/The 2,191,054
19,211 (b) Chart Industries Inc 2,232,894
27,044 ESCO Technologies Inc 2,629,218
139,056 (b) Kratos Defense & Security Solutions Inc 2,370,905
38,101 (b) SPX Technologies Inc 3,052,652
Total Capital Goods 25,416,649
Commercial & Professional Services - 6.3%
39,672 (b) Casella Waste Systems Inc, Class A 2,993,252
23,641 ICF International Inc 2,996,024
35,521 Maximus Inc 2,654,129
17,056 Tetra Tech Inc 2,573,921
Total Commercial & Professional Services 11,217,326
Consumer Discretionary Distribution & Retail - 3.3%
33,264 Academy Sports & Outdoors Inc 1,491,558
26,861 (b) Boot Barn Holdings Inc 1,866,840
32,147 (b) Ollie's Bargain Outlet Holdings Inc 2,483,034
Total Consumer Discretionary Distribution & Retail 5,841,432
Consumer Durables & Apparel - 2.2%
77,889 Steven Madden Ltd 2,553,980
113,682 (b) Topgolf Callaway Brands Corp 1,389,194
Total Consumer Durables & Apparel 3,943,174
Consumer Services - 4.5%
184,514 (b) Everi Holdings Inc 1,990,906
18,129 Papa John's International Inc 1,178,747
33,396 (b) Planet Fitness Inc 1,845,797
16,606 Wingstop Inc 3,035,079
Total Consumer Services 8,050,529
Energy - 6.7%
73,260 Matador Resources Co 4,519,410
82,908 Northern Oil and Gas Inc 3,178,693
285,121 Permian Resources Corp 4,154,212
Total Energy 11,852,315

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 2.7%
21,913 EastGroup Properties Inc $ 3,577,297
211,759 Summit Hotel Properties Inc 1,194,321
Total Equity Real Estate Investment Trusts (REITs) 4,771,618
Financial Services - 3.9%
23,189 Evercore Inc, Class A 3,018,744
23,386 FirstCash Holdings Inc 2,547,203
32,018 (b) Shift4 Payments Inc, Class A 1,425,442
Total Financial Services 6,991,389
Food, Beverage & Tobacco - 1.3%
24,536 MGP Ingredients Inc 2,322,578
Total Food, Beverage & Tobacco 2,322,578
Health Care Equipment & Services - 16.8%
33,824 (b) Addus HomeCare Corp 2,668,714
205,449 (b) Alphatec Holdings Inc 1,886,022
53,327 (b) AtriCure Inc 1,847,247
51,093 (b) Axonics Inc 2,616,472
31,499 Encompass Health Corp 1,970,577
29,586 Ensign Group Inc/The 2,858,008
30,713 (b) Establishment Labs Holdings Inc 899,277
113,557 (b) Evolent Health Inc, Class A 2,774,197
36,523 (b) Glaukos Corp 2,490,869
44,875 (b) HealthEquity Inc 3,216,640
41,420 (b) Lantheus Holdings Inc 2,675,732
61,861 (b) Progyny Inc 1,909,030
115,797 (b) SI-BONE Inc 1,969,707
Total Health Care Equipment & Services 29,782,492
Household & Personal Products - 2.8%
75,423 (b) BellRing Brands Inc 3,298,248
17,665 (b) elf Beauty Inc 1,636,309
Total Household & Personal Products 4,934,557
Insurance - 1.2%
43,447 (b) Palomar Holdings Inc 2,175,826
Total Insurance 2,175,826
Materials - 2.2%
45,163 Silgan Holdings Inc 1,809,230
65,430 (b) Summit Materials Inc, Class A 2,152,647
Total Materials 3,961,877
Media & Entertainment - 2.0%
159,304 (b) Integral Ad Science Holding Corp 1,828,810
253,111 (b) Magnite Inc 1,680,657
591,081 (b),(c) Videopropulsion Inc 5,911
Total Media & Entertainment 3,515,378
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
31,115 (b) Crinetics Pharmaceuticals Inc 911,358
34,789 (b) Cytokinetics Inc 1,212,745
57,456 (b) Halozyme Therapeutics Inc 1,946,035
49,655 (b) ImmunoGen Inc 737,873
29,990 (b) Immunovant Inc 991,169
27,772 (b) Intra-Cellular Therapies Inc 1,381,935
7,422 (b) Karuna Therapeutics Inc 1,236,579
9,596 (b) Krystal Biotech Inc 1,121,485

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
14,376 (b) Prothena Corp PLC $ 524,149
Total Pharmaceuticals, Biotechnology & Life Sciences 10,063,328
Semiconductors & Semiconductor Equipment - 4.1%
66,109 (b) Aehr Test Systems 1,557,528
28,974 (b) Onto Innovation Inc 3,255,808
27,182 (b) Silicon Laboratories Inc 2,505,637
Total Semiconductors & Semiconductor Equipment 7,318,973
Software & Services - 13.0%
56,081 (b) Braze Inc, Class A 2,387,929
36,783 (b) CommVault Systems Inc 2,403,769
12,696 (b) CyberArk Software Ltd 2,077,574
48,096 (b) Envestnet Inc 1,779,552
163,896 (b) PowerSchool Holdings Inc, Class A 3,264,808
80,162 (b) Q2 Holdings Inc 2,407,265
58,792 (b) Sprout Social Inc, Class A 2,544,518
114,266 (b) Varonis Systems Inc 3,843,908
27,849 (b) Workiva Inc 2,425,369
Total Software & Services 23,134,692
Technology Hardware & Equipment - 1.9%
272,738 (b) Evolv Technologies Holdings Inc 1,159,137
9,228 (b) Super Micro Computer Inc 2,209,829
Total Technology Hardware & Equipment 3,368,966
Transportation - 1.2%
5,860 (b) Saia Inc 2,100,751
Total Transportation 2,100,751
Total Common Stocks
(cost $171,797,704) 175,918,430
Total Long-Term Investments
(cost $171,797,704) 175,918,430
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
X –
REPURCHASE AGREEMENTS - 0.7% X 1,200,000
$ 1,200 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$1,200,176, collateralized by $1,426,700, U.S. Treasury
Bond, 4.000%, due 11/15/52, value $1,224,079
5.280% 11/01/23 $ 1,200,000
Total Repurchase Agreements
(cost $1,200,000) 1,200,000
Total Short-Term Investments
(cost $1,200,000) 1,200,000
Total Investments (cost $172,997,704 ) - 99.8% 177,118,430
Other Assets & Liabilities, Net -   0.2% 382,882
Net Assets - 100% $ 177,501,312
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Select Fund
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.8%
X –
COMMON STOCKS - 97 .6 % X 95,130,837
Automobiles & Components - 1.7%
45,751 (b) Atmus Filtration Technologies Inc $ 858,289
72,032 Dana Inc 826,927
Total Automobiles & Components 1,685,216
Banks - 6.7%
25,556 Banner Corp 1,078,719
70,949 Home BancShares Inc/AR 1,450,907
16,086 Preferred Bank/Los Angeles CA 958,243
19,878 SouthState Corp 1,313,936
23,643 Wintrust Financial Corp 1,765,895
Total Banks 6,567,700
Capital Goods - 13.8%
8,761 (b) AeroVironment Inc 1,004,536
8,900 Applied Industrial Technologies Inc 1,366,239
23,450 Arcosa Inc 1,619,691
56,482 (b) Array Technologies Inc 978,833
8,620 Comfort Systems USA Inc 1,567,547
12,292 EnPro Industries Inc 1,365,150
14,081 ESCO Technologies Inc 1,368,955
174,768 (b) Hillman Solutions Corp 1,146,478
78,132 (b) Kratos Defense & Security Solutions Inc 1,332,151
1,636 (b) MYR Group Inc 189,498
18,601 (b) SPX Technologies Inc 1,490,312
Total Capital Goods 13,429,390
Commercial & Professional Services - 4.4%
15,184 (b) ASGN Inc 1,267,257
12,550 ICF International Inc 1,590,461
18,807 Maximus Inc 1,405,259
Total Commercial & Professional Services 4,262,977
Consumer Discretionary Distribution & Retail - 2.5%
26,827 Academy Sports & Outdoors Inc 1,202,923
16,059 (b) Ollie's Bargain Outlet Holdings Inc 1,240,397
Total Consumer Discretionary Distribution & Retail 2,443,320
Consumer Durables & Apparel - 2.3%
40,629 Steven Madden Ltd 1,332,225
77,006 (b) Topgolf Callaway Brands Corp 941,013
Total Consumer Durables & Apparel 2,273,238
Consumer Services - 1.8%
71,380 (b) Everi Holdings Inc 770,190
15,811 Papa John's International Inc 1,028,031
Total Consumer Services 1,798,221
Energy - 8.3%
97,244 (b) Diamond Offshore Drilling Inc 1,206,798
36,794 Matador Resources Co 2,269,822
58,996 Northern Oil and Gas Inc 2,261,907
160,174 Permian Resources Corp 2,333,735
Total Energy 8,072,262

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 3.9%
9,835 EastGroup Properties Inc $ 1,605,564
45,940 STAG Industrial Inc 1,526,127
127,258 Summit Hotel Properties Inc 717,735
Total Equity Real Estate Investment Trusts (REITs) 3,849,426
Financial Services - 6.2%
13,625 Evercore Inc, Class A 1,773,703
16,244 FirstCash Holdings Inc 1,769,296
101,495 Ladder Capital Corp 1,026,114
10,613 Piper Sandler Cos 1,484,228
Total Financial Services 6,053,341
Food, Beverage & Tobacco - 3.0%
15,011 MGP Ingredients Inc 1,420,941
115,798 Primo Water Corp 1,512,322
Total Food, Beverage & Tobacco 2,933,263
Health Care Equipment & Services - 11.9%
30,564 (b) AtriCure Inc 1,058,737
22,941 (b) Axonics Inc 1,174,809
16,001 Encompass Health Corp 1,001,023
15,111 (b) Establishment Labs Holdings Inc 442,450
16,508 (b) Glaukos Corp 1,125,846
27,352 (b) HealthEquity Inc 1,960,591
53,690 (b) Option Care Health Inc 1,488,824
28,139 (b) Progyny Inc 868,369
41,545 Select Medical Holdings Corp 944,318
47,036 (b) SI-BONE Inc 800,082
14,620 (b) Tenet Healthcare Corp 785,094
Total Health Care Equipment & Services 11,650,143
Household & Personal Products - 2.3%
50,529 (b) BellRing Brands Inc 2,209,633
Total Household & Personal Products 2,209,633
Insurance - 1.4%
7,002 Primerica Inc 1,338,502
Total Insurance 1,338,502
Materials - 3.9%
37,265 Avient Corp 1,178,319
33,415 Silgan Holdings Inc 1,338,605
39,426 (b) Summit Materials Inc, Class A 1,297,116
Total Materials 3,814,040
Media & Entertainment - 0.9%
128,329 (b) Magnite Inc 852,105
Total Media & Entertainment 852,105
Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
15,538 (b) Crinetics Pharmaceuticals Inc 455,108
7,656 (b) Cytokinetics Inc 266,888
18,376 (b) Halozyme Therapeutics Inc 622,395
35,727 (b) ImmunoGen Inc 530,903
15,802 (b) Immunovant Inc 522,256
9,334 (b) Intra-Cellular Therapies Inc 464,460
2,385 (b) Karuna Therapeutics Inc 397,365
4,223 (b) Krystal Biotech Inc 493,542

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
25,924 (b) Myriad Genetics Inc $ 403,896
Total Pharmaceuticals, Biotechnology & Life Sciences 4,156,813
Semiconductors & Semiconductor Equipment - 3.1%
38,414 (b) Ichor Holdings Ltd 931,924
11,693 (b) Onto Innovation Inc 1,313,942
7,976 (b) Silicon Laboratories Inc 735,228
Total Semiconductors & Semiconductor Equipment 2,981,094
Software & Services - 8.6%
21,197 (b) CommVault Systems Inc 1,385,224
6,712 (b) CyberArk Software Ltd 1,098,352
73,895 (b) PowerSchool Holdings Inc, Class A 1,471,989
36,634 (b) Q2 Holdings Inc 1,100,119
25,819 (b) Sprout Social Inc, Class A 1,117,446
14,304 (b) Workiva Inc 1,245,735
15,853 (b) Ziff Davis Inc 958,472
Total Software & Services 8,377,337
Technology Hardware & Equipment - 1.4%
2,986 (b) Super Micro Computer Inc 715,057
56,942 (b) TTM Technologies Inc 654,264
Total Technology Hardware & Equipment 1,369,321
Transportation - 2.8%
15,233 ArcBest Corp 1,658,569
13,881 (b) Kirby Corp 1,036,911
Total Transportation 2,695,480
Utilities - 2.4%
28,125 Black Hills Corp 1,359,844
17,224 Spire Inc 958,171
Total Utilities 2,318,015
Total Common Stocks
(cost $86,101,144) 95,130,837

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .2 % X 1,203,929
18,178 (c)
SPDR S&P Biotech ETF
$ 1,203,929
Total Exchange-Traded Funds
(cost $1,458,215) 1,203,929
Total Long-Term Investments
(cost $87,559,359) 96,334,766
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2% X –
1,132,286 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 1,132,286
Total Investments Purchased with Collateral from Securities Lending
(cost $1,132,286) 1,132,286
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.3%
–
REPURCHASE AGREEMENTS - 3 .3% 3,200,467
$ 100 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price $100,471,
collateralized by $128,100, U.S. Treasury Note, 1.875%, due
02/15/32, value $102,527
1.600% 11/01/23 $ 100,467
3,100 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$3,100,455, collateralized by $4,363,900, U.S. Treasury
Bond, 3.125%, due 05/15/48, value $3,162,019
5.280% 11/01/23 3,100,000
Total Repurchase Agreements
(cost $3,200,467) 3,200,467
Total Short-Term Investments
(cost $3,200,467) 3,200,467
Total Investments (cost $ 91,892,112 ) - 103 .3% 100,667,519
Other Assets & Liabilities, Net -   (3.3)% (3,202,487)
Net Assets - 100% $ 97,465,032
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,123,062.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Nuveen Small Cap Value Fund
Portfolio of Investments October 31, 2023
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8% X 444,567,554
Automobiles & Components - 0.9%
352,258 Dana Inc $ 4,043,922
Total Automobiles & Components 4,043,922
Banks - 13.3%
157,116 Ameris Bancorp 5,860,427
168,655 Banner Corp 7,118,927
169,560 Cathay General Bancorp 5,749,780
289,406 ConnectOne Bancorp Inc 4,714,424
213,337 First Interstate BancSystem Inc, Class A 4,921,684
226,083 First Merchants Corp 6,174,327
172,862 Heartland Financial USA Inc 4,736,419
352,682 OceanFirst Financial Corp 4,464,954
74,390 Pinnacle Financial Partners Inc 4,638,960
100,931 Preferred Bank/Los Angeles CA 6,012,460
66,412 Wintrust Financial Corp 4,960,312
Total Banks 59,352,674
Capital Goods - 9.9%
90,005 Crane NXT Co 4,680,260
29,087 EMCOR Group Inc 6,010,829
166,117 Hillenbrand Inc 6,317,429
163,696 nVent Electric PLC 7,878,688
142,987 (b) Parsons Corp 8,085,915
335,516 (b) Resideo Technologies Inc 4,858,272
47,602 WESCO International Inc 6,102,576
Total Capital Goods 43,933,969
Commercial & Professional Services - 5.0%
295,223 Deluxe Corp 5,033,552
141,455 Korn Ferry 6,439,032
70,095 Maximus Inc 5,237,498
112,650 (b) SP Plus Corp 5,692,205
Total Commercial & Professional Services 22,402,287
Consumer Discretionary Distribution & Retail - 2.8%
24,354 Group 1 Automotive Inc 6,145,245
82,247 (b) Ollie's Bargain Outlet Holdings Inc 6,352,758
Total Consumer Discretionary Distribution & Retail 12,498,003
Consumer Durables & Apparel - 3.7%
30,244 Brunswick Corp/DE 2,101,051
225,969 La-Z-Boy Inc 6,607,334
42,916 (b) M/I Homes Inc 3,522,116
358,610 (b) Topgolf Callaway Brands Corp 4,382,214
Total Consumer Durables & Apparel 16,612,715
Consumer Services - 3.3%
88,080 Dine Brands Global Inc 4,341,463
55,264 Marriott Vacations Worldwide Corp 4,966,023
99,482 (b) Stride Inc 5,469,521
Total Consumer Services 14,777,007

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
October 31, 2023

Shares Description (a) Value
Energy - 11.0%
238,809 ChampionX Corp $ 7,355,317
256,637 (b) CNX Resources Corp 5,574,155
328,990 (b) Diamond Offshore Drilling Inc 4,082,766
232,700 Excelerate Energy Inc, Class A 3,308,994
288,053 Magnolia Oil & Gas Corp, Class A 6,466,790
230,850 Northern Oil and Gas Inc 8,850,789
720,175 Permian Resources Corp 10,492,950
289,512 (b) ProPetro Holding Corp 3,034,086
Total Energy 49,165,847
Equity Real Estate Investment Trusts (REITs) - 8.3%
335,275 Apple Hospitality REIT Inc 5,257,112
81,557 Centerspace 3,962,039
124,328 EPR Properties 5,308,806
84,625 Getty Realty Corp 2,252,717
545,764 Global Medical REIT Inc 4,726,316
734,664 LXP Industrial Trust 5,811,192
398,340 RPT Realty 4,298,089
164,066 STAG Industrial Inc 5,450,273
Total Equity Real Estate Investment Trusts (REITs) 37,066,544
Financial Services - 7.3%
672,709 Ladder Capital Corp 6,801,088
147,856 OneMain Holdings Inc 5,312,466
47,642 Piper Sandler Cos 6,662,734
296,263 Radian Group Inc 7,507,304
108,022 Stifel Financial Corp 6,157,254
Total Financial Services 32,440,846
Food, Beverage & Tobacco - 2.0%
95,719 (b) Hostess Brands Inc 3,197,015
440,693 Primo Water Corp 5,755,450
Total Food, Beverage & Tobacco 8,952,465
Health Care Equipment & Services - 4.5%
84,157 (b) Acadia Healthcare Co Inc 6,186,381
57,300 Encompass Health Corp 3,584,688
84,342 (b) Enovis Corp 3,871,298
237,391 (b) Option Care Health Inc 6,582,852
Total Health Care Equipment & Services 20,225,219
Insurance - 3.2%
241,247 James River Group Holdings Ltd 3,317,146
33,258 Primerica Inc 6,357,599
98,904 Stewart Information Services Corp 4,319,138
Total Insurance 13,993,883
Materials - 5.6%
96,087 Avient Corp 3,038,271
127,753 Commercial Metals Co 5,402,674
810,426 (b) Ecovyst Inc 7,455,919
69,686 (b) Knife River Corp 3,506,600
99,037 Minerals Technologies Inc 5,353,940
Total Materials 24,757,404
Media & Entertainment - 0.4%
275,987 (b) Magnite Inc 1,832,554
Total Media & Entertainment 1,832,554

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
141,748 (b) Alkermes PLC $ 3,428,884
287,051 (b) Exelixis Inc 5,910,380
87,186 (b) Prestige Consumer Healthcare Inc 5,175,361
14,826 (b) United Therapeutics Corp 3,304,123
Total Pharmaceuticals, Biotechnology & Life Sciences 17,818,748
Real Estate Management & Development - 1.3%
454,265 Kennedy-Wilson Holdings Inc 5,846,391
Total Real Estate Management & Development 5,846,391
Semiconductors & Semiconductor Equipment - 0.7%
136,425 (b) Veeco Instruments Inc 3,266,015
Total Semiconductors & Semiconductor Equipment 3,266,015
Software & Services - 4.1%
245,409 (b) Cerence Inc 3,757,212
50,265 (b) CommVault Systems Inc 3,284,818
134,349 (b) Q2 Holdings Inc 4,034,500
161,422 (b) Verint Systems Inc 3,036,348
64,359 (b) Ziff Davis Inc 3,891,145
Total Software & Services 18,004,023
Technology Hardware & Equipment - 2.5%
354,779 (b),(c) Harmonic Inc 3,828,065
41,998 (b) Plexus Corp 4,129,243
305,786 (b) Stratasys Ltd 3,109,844
Total Technology Hardware & Equipment 11,067,152
Transportation - 1.4%
242,228 Schneider National Inc, Class B 6,135,635
Total Transportation 6,135,635
Utilities - 4.6%
114,204 Black Hills Corp 5,521,763
67,055 ONE Gas Inc 4,050,122
84,639 Otter Tail Corp 6,512,125
77,121 Spire Inc 4,290,241
Total Utilities 20,374,251
Total Common Stocks
(cost $426,339,064) 444,567,554
Total Long-Term Investments
(cost $426,339,064) 444,567,554
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0% X –
212,738 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 212,738
Total Investments Purchased with Collateral from Securities Lending
(cost $212,738) 212,738

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
October 31, 2023

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.5%
X –
REPURCHASE AGREEMENTS - 0.5% X 2,010,000
$ 2,010 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price
$2,010,295, collateralized by $3,363,600, U.S. Treasury
Bond, 2.375%, due 05/15/51, value $2,050,248
5.280% 11/01/23 $ 2,010,000
Total Repurchase Agreements
(cost $2,010,000) 2,010,000
Total Short-Term Investments
(cost $2,010,000) 2,010,000
Total Investments (cost $428,561,802 ) - 100.3% 446,790,292
Other Assets & Liabilities, Net -   (0.3)% (1,320,237)
Net Assets - 100% $ 445,470,055
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $225,856.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2023 Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
ASSETS
Long-term investments, at value
†
$ 2,815,773,840 $ 34,930,349 $ 167,540,262 $ 410,998,691 $ 175,918,430
Short-term investments, at value
◊
22,888,877 170,000 1,590,000 1,390,000 1,200,000
Cash – 10,214 51,103 45,983 43,688
Receivables:
Dividends 1,745,386 8,474 — 286,557 –
Interest 3,287 25 233 204 176
Investments sold 39,597,628 105,006 – – 335,620
Reclaims 39,200 – – – –
Reimbursement from Adviser 100,505 10,759 22,225 55,787 33,784
Shares sold 5,799,260 8,317 43,457 171,359 285,825
Other 446,687 25,219 115,721 68,362 44,967
Total assets 2,886,394,670 35,268,363 169,363,001 413,016,943 177,862,490
LIABILITIES
Payables:
Interest 1,457 18 177 89 122
Investments purchased - regular settlement 51,998,517 240,089 – – –
Shares redeemed 569,966 29,921 159,565 546,206 38,645
Accrued expenses:
Custodian fees 186,792 18,183 26,223 40,752 24,670
Management fees 1,539,849 21,903 119,768 278,443 132,397
Directors fees 351,007 892 80,250 25,291 6,079
Professional fees 74,595 24,771 25,566 30,988 24,945
Shareholder reporting expenses 36,800 882 8,526 34,593 39,637
Shareholder servicing agent fees 224,083 3,537 52,175 267,923 86,661
12b-1 distribution and service fees 81,676 6,471 27,457 16,731 8,022
Total liabilities 55,064,742 346,667 499,707 1,241,016 361,178
Net assets $ 2,831,329, 928 $ 34,921,696 $ 168,863,294 $ 411,775,927 $ 177,501,312
NET ASSETS CONSIST OF:
Paid-in capital $ 2,623,284,330 $ 28,784,013 $ 196,352,100 $ 344,446,217 $ 200,707,171
Total distributable earnings (loss) 208,045,598 6,137,683 (27,488,806) 67,329,710 (23,205,859)
Net assets 2,831,329,928 34,921,696 168,863,294 411,775,927 177,501,312
†
Long-term investments, cost $ 2,681,281,761 $ 29,289,814 $ 165,430,909 $ 357,016,833 $ 171,797,704
◊
Short-term investments, cost $ 22,888,877 $ 170,000 $ 1,590,000 $ 1,390,000 $ 1,200,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

October 31, 2023 Small Cap Select Small Cap Value
ASSETS
Long-term investments, at value
†‡
$ 96,334,766 $ 444,567,554
Investments purchased with collateral from securities lending, at value (cost approximates value) 1,132,286 212,738
Short-term investments, at value
◊
3,200,467 2,010,000
Cash – 70,459
Receivables:
Dividends 5,517 140,101
Interest 459 295
Investments sold 383,008 –
Reclaims – 2,704
Reimbursement from Adviser 20,175 36,843
Shares sold 110,647 414,257
Other 53,410 110,232
Total assets 101,240,735 447,565,183
LIABILITIES
Payables:
Collateral from securities lending 1,132,286 212,738
Interest 45 307
Investments purchased - regular settlement 2,200,502 –
Shares redeemed 243,521 1,157,272
Accrued expenses:
Custodian fees 23,955 47,545
Management fees 71,169 315,799
Directors fees 24,067 62,150
Professional fees 25,013 30,419
Shareholder reporting expenses 7,952 57,430
Shareholder servicing agent fees 36,574 179,373
12b-1 distribution and service fees 10,619 32,095
Total liabilities 3,775,703 2,095,128
Net assets $ 97,465,032 $ 445,470,055
NET ASSETS CONSIST OF:
Paid-in capital $ 94,028,706 $ 630,773,047
Total distributable earnings (loss) 3,436,326 (185,302,992)
Net assets 97,465,032 445,470,055
†
Long-term investments, cost $ 87,559,359 $ 426,339,064
◊
Short-term investments, cost $ 3,200,467 $ 2,010,000
‡ Includes securities loaned of $ 1,123,062 $ 225,856

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
CLASS A:
Net assets $ 342,301,086 $ 24,951,970 $ 123,317,427 $ 58,995,012 $ 36,065,470
Shares outstanding 26,865,812 775,551 6,335,223 1,259,039 1,901,249
Net asset value ("NAV") per share $ 12.74 $ 32.17 $ 19.47 $ 46.86 $ 18.97
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 13.52 $ 34.13 $ 20.66 $ 49.72 $ 20.13
CLASS C:
Net assets $ 8,403,883 $ 1,211,833 $ — $ 4,511,520 $ —
Shares outstanding 675,968 42,532 — 104,412 —
NAV and offering price per share $ 12.43 $ 28.49 $ — $ 43.21 $ —
CLASS R6:
Net assets $ 2,210,275,141 $ — $ 2,550,145 $ 31,553,689 $ 866,002
Shares outstanding 168,990,668 — 83,141 665,595 34,130
NAV and offering price per share $ 13.08 $ — $ 30.67 $ 47.41 $ 25.37
CLASS I:
Net assets $ 270,349,818 $ 8,757,893 $ 42,995,722 $ 316,715,706 $ 140,569,840
Shares outstanding 20,873,474 268,296 1,438,797 6,709,505 5,624,927
NAV and offering price per share $ 12.95 $ 32.64 $ 29.88 $ 47.20 $ 24.99
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Small Cap Select Small Cap Value
CLASS A:
Net assets $ 48,067,459 $ 87,297,957
Shares outstanding 6,143,556 3,653,846
Net asset value ("NAV") per share $ 7.82 $ 23.89
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 8.30 $ 25.35
CLASS C:
Net assets $ — $ 14,622,838
Shares outstanding — 738,146
NAV and offering price per share $ — $ 19.81
CLASS R6:
Net assets $ 4,212,355 $ 132,277,115
Shares outstanding 372,613 5,291,627
NAV and offering price per share $ 11.30 $ 25.00
CLASS I:
Net assets $ 45,185,218 $ 211,272,145
Shares outstanding 4,014,663 8,507,898
NAV and offering price per share $ 11.26 $ 24.83
Authorized shares - per class 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2023 Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
INVESTMENT INCOME
Dividends $ 75,759,848 $ 545,897 $ 1,116,607 $ 9,871,037
Interest 605,667 12,979 63,611 141,325
Securities lending income, net — — 34,810 167
Other income 1,521,050 16,645 120,708 139,940
Tax withheld (324,305) (3,471) (1,636) (13,728)
Total investment income 77,562,260 572,050 1,334,100 10,138,741
EXPENSES
– – – –
Management fees 19,485,262 247,673 1,612,204 3,525,911
12b-1 service fees - Class A 933,729 60,646 351,113 159,794
12b-1 distribution and service fees - Class C 105,784 12,977 — 51,359
Shareholder servicing agent fees - Class A 382,901 11,318 171,658 98,199
Shareholder servicing agent fees - Class C 10,849 606 — 7,892
Shareholder servicing agent fees - Class R6 121,288 — 3,932 2,192
Shareholder servicing agent fees - Class I 319,093 4,549 60,930 544,919
Interest expense 23,100 518 541 2,406
Directors fees 120,932 1,398 7,893 17,650
Custodian expenses 235,662 22,618 31,117 65,183
Registration fees 81,093 56,591 63,714 91,142
Professional fees 228,786 36,392 39,061 62,943
Shareholder reporting expenses 63,175 7,448 19,657 70,967
Other 42,239 8,237 10,917 18,571
Total expenses before fee waiver/expense reimbursement 22,153,893 470,971 2,372,737 4,719,128
Fee waiver/expense reimbursement (1,125,523) (113,908) (165,519) (414,080)
Net expenses 21,028,370 357,063 2,207,218 4,305,048
Net investment income (loss) 56,533,890 214,987 (873,118) 5,833,693
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 116,096,682 530,670 7,146,495 12,290,899
Net realized gain (loss) 116,096,682 530,670 7,146,495 12,290,899
Change in unrealized appreciation (depreciation) on:
Investments (188,210,397) 2,292,516 (3,224,225) (17,544,312)
Net change in unrealized appreciation (depreciation) (188,210,397) 2,292,516 (3,224,225) (17,544,312)
Net realized and unrealized gain (loss) (72,113,715) 2,823,186 3,922,270 (5,253,413)
Net increase (decrease) in net assets from operations $ (15,579,825) $ 3,038,173 $ 3,049,152 $ 580,280

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended October 31, 2023
Small Cap Growth
Opportunities Small Cap Select Small Cap Value
INVESTMENT INCOME
Dividends $ 935,998 $ 1,013,299 $ 9,928,506
Interest 61,849 26,177 148,989
Securities lending income, net 31,610 44,134 3,241
Other income 92,672 87,363 273,436
Tax withheld — (3,735) (19,041)
Total investment income 1,122,129 1,167,238 10,335,131
EXPENSES
– – –
Management fees 1,548,504 901,146 4,096,971
12b-1 service fees - Class A 100,428 135,379 257,208
12b-1 distribution and service fees - Class C — — 182,394
Shareholder servicing agent fees - Class A 65,710 85,883 174,616
Shareholder servicing agent fees - Class C — — 30,962
Shareholder servicing agent fees - Class R6 100 1,122 13,017
Shareholder servicing agent fees - Class I 232,973 75,615 416,410
Interest expense 286 714 1,093
Directors fees 7,292 4,110 19,764
Custodian expenses 32,476 36,878 55,697
Registration fees 61,112 59,519 74,894
Professional fees 37,317 36,189 59,254
Shareholder reporting expenses 65,960 17,930 81,326
Other 9,623 10,127 32,470
Total expenses before fee waiver/expense reimbursement 2,161,781 1,364,612 5,496,076
Fee waiver/expense reimbursement (244,823) (183,196) (394,060)
Net expenses 1,916,958 1,181,416 5,102,016
Net investment income (loss) (794,829) (14,178) 5,233,115
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 3,123,649 (1,638,448) 12,870,935
Net realized gain (loss) 3,123,649 (1,638,448) 12,870,935
Change in unrealized appreciation (depreciation) on:
Investments (12,643,246) (2,011,961) (63,840,899)
Foreign currency translations — — (49)
Net change in unrealized appreciation (depreciation) (12,643,246) (2,011,961) (63,840,948)
Net realized and unrealized gain (loss) (9,519,597) (3,650,409) (50,970,013)
Net increase (decrease) in net assets from operations $ (10,314,426) $ (3,664,587) $ (45,736,898)

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Value Large Cap Select
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 56,533,890 $ 69,609,336 $ 214,987 $ 245,846
Net realized gain (loss) 116,096,682 244,381,236 530,670 2,102,320
Net change in unrealized appreciation (depreciation) (188,210,397) (403,181,046) 2,292,516 (9,644,270)
Net increase (decrease) in net assets from operations (15,579,825) (89,190,474) 3,038,173 (7,296,104)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (33,416,727) (38,652,955) (1,403,450) (5,829,007)
Class C (952,521) (1,291,414) (77,615) (405,648)
Class R6 (218,272,749) (271,012,937) — —
Class I (29,241,102) (40,373,355) (610,521) (3,427,150)
Total distributions (281,883,099) (351,330,661) (2,091,586) (9,661,805)
FUND SHARE TRANSACTIONS
Subscriptions 306,839,013 348,656,366 7,719,723 3,097,315
Reinvestments of distributions 278,153,003 345,072,764 1,793,199 8,141,331
Redemptions (820,742,112) (908,100,616) (9,881,711) (12,055,274)
Net increase (decrease) from Fund share transactions (235,750,096) (214,371,486) (368,789) (816,628)
Net increase (decrease) in net assets (533,213,020) (654,892,621) 577,798 (17,774,537)
Net assets at the beginning of period 3,364,542,948 4,019,435,569 34,343,898 52,118,435
Net assets at the end of period $ 2,831,329,928 $ 3,364,542,948 $ 34,921,696 $ 34,343,898

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Mid Cap Growth Opportunities Mid Cap Value
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ (873,118) $ (1,495,483) $ 5,833,693 $ 5,367,590
Net realized gain (loss) 7,146,495 (35,366,468) 12,290,899 27,588,605
Net change in unrealized appreciation (depreciation) (3,224,225) (118,055,207) (17,544,312) (60,525,990)
Net increase (decrease) in net assets from operations 3,049,152 (154,917,158) 580,280 (27,569,795)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — (60,603,608) (3,789,801) (3,794,008)
Class C
(1)
— (2,457,931) (299,981) (334,190)
Class R6 — (5,449,259) (2,052,356) (1,362,609)
Class I — (28,663,653) (22,357,558) (15,462,316)
Total distributions — (97,174,451) (28,499,696) (20,953,123)
FUND SHARE TRANSACTIONS
Subscriptions 10,179,424 29,140,496 90,896,314 206,637,309
Reinvestments of distributions — 92,599,257 27,250,663 19,687,711
Redemptions (79,581,168) (88,345,726) (150,059,245) (110,331,716)
Net increase (decrease) from Fund share transactions (69,401,744) 33,394,027 (31,912,268) 115,993,304
Net increase (decrease) in net assets (66,352,592) (218,697,582) (59,831,684) 67,470,386
Net assets at the beginning of period 235,215,886 453,913,468 471,607,611 404,137,225
Net assets at the end of period $ 168,863,294 $ 235,215,886 $ 411,775,927 $ 471,607,611

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Growth Opportunities Small Cap Select
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ (794,829) $ (1,343,581) $ (14,178) $ 103,038
Net realized gain (loss) 3,123,649 (28,540,149) (1,638,448) (3,451,728)
Net change in unrealized appreciation (depreciation) (12,643,246) (64,383,170) (2,011,961) (24,623,524)
Net increase (decrease) in net assets from operations (10,314,426) (94,266,900) (3,664,587) (27,972,214)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — (11,103,588) (7,234) (12,237,944)
Class C
(1)
— (614,013) — (404,482)
Class R6 — (99,951) (1,547) (311,451)
Class I — (46,041,090) (18,034) (9,209,427)
Return of Capital:
Class A — — (67,002) —
Class R6 — — (14,330) —
Class I — — (167,034) —
Total distributions — (57,858,642) (275,181) (22,163,304)
FUND SHARE TRANSACTIONS
Subscriptions 49,673,677 49,838,866 15,560,260 29,445,692
Reinvestments of distributions — 55,705,751 269,051 21,757,881
Redemptions (35,662,400) (147,897,905) (27,150,709) (44,948,071)
Net increase (decrease) from Fund share transactions 14,011,277 (42,353,288) (11,321,398) 6,255,502
Net increase (decrease) in net assets 3,696,851 (194,478,830) (15,261,166) (43,880,016)
Net assets at the beginning of period 173,804,461 368,283,291 112,726,198 156,606,214
Net assets at the end of period $ 177,501,312 $ 173,804,461 $ 97,465,032 $ 112,726,198

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Value
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 5,233,115 $ 6,078,298
Net realized gain (loss) 12,870,935 63,890,029
Net change in unrealized appreciation (depreciation) (63,840,948) (109,810,592)
Net increase (decrease) in net assets from operations (45,736,898) (39,842,265)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,025,807) (721,671)
Class C (33,832) (146,017)
Class R6 (1,973,745) (997,125)
Class I (3,004,980) (1,922,976)
Total distributions (6,038,364) (3,787,789)
FUND SHARE TRANSACTIONS
Subscriptions 82,860,205 103,801,216
Reinvestments of distributions 5,010,173 3,102,913
Redemptions (139,202,623) (235,795,264)
Net increase (decrease) from Fund share transactions (51,332,245) (128,891,135)
Net increase (decrease) in net assets (103,107,507) (172,521,189)
Net assets at the beginning of period 548,577,562 721,098,751
Net assets at the end of period $ 445,470,055 $ 548,577,562
(1) Class C Shares of Mid Cap Growth Opportunities, Small Cap Growth Opportunities and Small Cap Select converted to Class A Shares at the close of business on
August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Value
Class
A
10/31/23
$ 14.12 $ 0.20 $ (0.37) $ (0.17) $ (0.25) $ (0.96) $ (1.21) $ 12.74
10/31/22
15.97 0.24 (0.67) (0.43) (0.20) (1.22) (1.42) 14.12
10/31/21
11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
10/31/20
14.21 0.25 (1.98) (1.73) (0.23) (0.81) (1.04) 11.44
10/31/19
14.32 0.26 0.96 1.22 (0.28) (1.05) (1.33) 14.21
Class
C
10/31/23
13.80 0.10 (0.37) (0.27) (0.14) (0.96) (1.10) 12.43
10/31/22
15.63 0.12 (0.64) (0.52) (0.09) (1.22) (1.31) 13.80
10/31/21
11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
10/31/20
13.93 0.15 (1.92) (1.77) (0.14) (0.81) (0.95) 11.21
10/31/19
14.06 0.16 0.93 1.09 (0.17) (1.05) (1.22) 13.93
Class
R6
10/31/23
14.47 0.26 (0.39) (0.13) (0.30) (0.96) (1.26) 13.08
10/31/22
16.34 0.29 (0.68) (0.39) (0.26) (1.22) (1.48) 14.47
10/31/21
11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
10/31/20
14.54 0.30 (2.02) (1.72) (0.29) (0.81) (1.10) 11.72
10/31/19
14.61 0.32 0.99 1.31 (0.33) (1.05) (1.38) 14.54
Class
I
10/31/23
14.34 0.24 (0.39) (0.15) (0.28) (0.96) (1.24) 12.95
10/31/22
16.20 0.27 (0.67) (0.40) (0.24) (1.22) (1.46) 14.34
10/31/21
11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
10/31/20
14.42 0.28 (2.01) (1.73) (0.27) (0.81) (1.08) 11.61
10/31/19
14.51 0.30 0.98 1.28 (0.32) (1.05) (1.37) 14.42
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
(1.39) % $ 342,301 1.00% 0.96% 1.51% 82%
(3.00) 390,219 1.00 0.96 1.63 81
41.25 434,105 1.00 0.96 1.32 97
(13.12) 158,645 1.09 1.09 2.00 117
9.81 215,710 1.11 1.11 1.94 93
(2.14) 8,404 1.75 1.71 0.77 82
(3.72) 11,931 1.75 1.71 0.85 81
40.10 16,356 1.75 1.71 0.60 97
(13.75) 11,881 1.84 1.84 1.24 117
8.98 23,083 1.86 1.86 1.19 93
(1.03) 2,210,275 0.65 0.61 1.86 82
(2.65) 2,619,891 0.65 0.61 1.98 81
41.71 3,102,035 0.64 0.60 1.73 97
(12.80) 2,025,717 0.70 0.70 2.41 117
10.29 52,824 0.72 0.72 2.30 93
(1.16) 270,350 0.75 0.71 1.77 82
(2.75) 342,502 0.75 0.71 1.85 81
41.59 466,940 0.75 0.71 1.61 97
(12.96) 408,828 0.84 0.84 2.25 117
10.14 661,390 0.86 0.86 2.18 93

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Select
Class
A
10/31/23
$ 31.11 $ 0.18 $ 2.76 $ 2.94 $ (0.21) $ (1.67) $ (1.88) $ 32.17
10/31/22
45.19 0.19 (5.82) (5.63) (0.10) (8.35) (8.45) 31.11
10/31/21
32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
10/31/20
30.71 0.17 1.61 1.78 (0.37) — (0.37) 32.12
10/31/19
28.87 0.21 2.72 2.93 (0.10) (0.99) (1.09) 30.71
Class
C
10/31/23
27.75 (0.05) 2.46 2.41 — (1.67) (1.67) 28.49
10/31/22
41.45 (0.06) (5.20) (5.26) (0.09) (8.35) (8.44) 27.75
10/31/21
29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
10/31/20
28.28 (0.06) 1.47 1.41 (0.13) — (0.13) 29.56
10/31/19
26.77 ( — ) (e) 2.50 2.50 — (0.99) (0.99) 28.28
Class
I
10/31/23
31.55 0.26 2.80 3.06 (0.30) (1.67) (1.97) 32.64
10/31/22
45.61 0.26 (5.87) (5.61) (0.10) (8.35) (8.45) 31.55
10/31/21
32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
10/31/20
30.98 0.25 1.62 1.87 (0.44) — (0.44) 32.41
10/31/19
29.13 0.28 2.73 3.01 (0.17) (0.99) (1.16) 30.98
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
10 .13% $ 24,952 1 .37% 1 .05% 0 .57% 89%
( 15 .56 ) 23,157 1 .32 1 .05 0 .54 78
41 .77 31,724 1 .29 1 .05 0 .18 83
5 .76 24,135 1 .30 1 .11 0 .54 101
10 .86 24,224 1 .20 1 .15 0 .73 108
9 .30 1,212 2 .12 1 .80 ( 0 .18 ) 89
( 16 .18 ) 1,334 2 .07 1 .80 ( 0 .20 ) 78
40 .68 1,790 2 .04 1 .80 ( 0 .56 ) 83
4 .99 1,743 2 .05 1 .86 ( 0 .21 ) 101
10 .02 2,097 1 .95 1 .90 ( 0 .02 ) 108
10 .40 8,758 1 .12 0 .80 0 .81 89
( 15 .33 ) 9,854 1 .07 0 .80 0 .75 78
42 .11 18,605 1 .04 0 .80 0 .43 83
6 .02 16,030 1 .05 0 .86 0 .79 101
11 .13 18,567 0 .95 0 .90 0 .98 108

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Growth Opportunities
Class
A
10/31/23
$ 19.43 $ (0.11) $ 0.15 $ 0.04 $ — $ — $ — $ 19.47
10/31/22
41.71 (0.14) (11.98) (12.12) — (10.16) (10.16) 19.43
10/31/21
34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
10/31/20
33.66 (0.09) 8.01 7.92 — (7.34) (7.34) 34.24
10/31/19
36.79 (0.12) 3.48 3.36 — (6.49) (6.49) 33.66
Class
R6
10/31/23
30.52 (0.07) 0.22 0.15 — — — 30.67
10/31/22
58.90 (0.09) (18.13) (18.22) — (10.16) (10.16) 30.52
10/31/21
46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
10/31/20
43.07 0.03 10.70 10.73 — (7.34) (7.34) 46.46
10/31/19
44.94 0.01 4.61 4.62 — (6.49) (6.49) 43.07
Class
I
10/31/23
29.75 (0.08) 0.21 0.13 — — — 29.88
10/31/22
57.74 (0.13) (17.70) (17.83) — (10.16) (10.16) 29.75
10/31/21
45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
10/31/20
42.49 (0.01) 10.53 10.52 — (7.34) (7.34) 45.67
10/31/19
44.49 (0.05) 4.54 4.49 — (6.49) (6.49) 42.49
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
0 .21% $ 123,317 1 .25% 1 .17% ( 0 .51 ) % 71%
( 36 .06 ) 142,840 1 .23 1 .17 ( 0 .60 ) 67
38 .97 252,552 1 .20 1 .17 ( 0 .84 ) 89
28 .09 185,219 1 .24 1 .17 ( 0 .29 ) 89
13 .43 172,912 1 .24 1 .17 ( 0 .35 ) 90
0 .49 2,550 0 .91 0 .83 ( 0 .21 ) 71
( 35 .86 ) 20,897 0 .89 0 .83 ( 0 .25 ) 67
39 .45 31,945 0 .86 0 .83 ( 0 .50 ) 89
28 .54 28,966 0 .88 0 .81 0 .06 89
13 .85 26,329 0 .86 0 .79 0 .02 90
0 .44 42,996 1 .00 0 .92 ( 0 .26 ) 71
( 35 .91 ) 71,478 0 .98 0 .92 ( 0 .35 ) 67
39 .31 164,813 0 .95 0 .92 ( 0 .58 ) 89
28 .38 150,875 0 .99 0 .92 ( 0 .03 ) 89
13 .73 165,663 1 .00 0 .92 ( 0 .12 ) 90

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Value
Class
A
10/31/23
$ 50.13 $ 0.52 $ (0.84) $ (0.32) $ (0.53) $ (2.42) $ (2.95) $ 46.86
10/31/22
56.38 0.54 (3.88) (3.34) (0.35) (2.56) (2.91) 50.13
10/31/21
36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
10/31/20
41.07 0.43 (4.59) (4.16) (0.38) — (0.38) 36.53
10/31/19
38.91 0.40 3.29 3.69 (0.09) (1.44) (1.53) 41.07
Class
C
10/31/23
46.38 0.15 (0.77) (0.62) (0.13) (2.42) (2.55) 43.21
10/31/22
52.74 0.14 (3.62) (3.48) (0.32) (2.56) (2.88) 46.38
10/31/21
34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
10/31/20
38.49 0.14 (4.34) (4.20) (0.08) — (0.08) 34.21
10/31/19
36.73 0.11 3.09 3.20 — (1.44) (1.44) 38.49
Class
R6
10/31/23
50.71 0.72 (0.85) (0.13) (0.75) (2.42) (3.17) 47.41
10/31/22
56.81 0.74 (3.93) (3.19) (0.35) (2.56) (2.91) 50.71
10/31/21
36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
10/31/20
41.32 0.57 (4.59) (4.02) (0.52) — (0.52) 36.78
10/31/19
39.10 0.55 3.30 3.85 (0.19) (1.44) (1.63) 41.32
Class
I
10/31/23
50.49 0.65 (0.86) (0.21) (0.66) (2.42) (3.08) 47.20
10/31/22
56.64 0.68 (3.92) (3.24) (0.35) (2.56) (2.91) 50.49
10/31/21
36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
10/31/20
41.24 0.52 (4.59) (4.07) (0.48) — (0.48) 36.69
10/31/19
39.08 0.51 3.28 3.79 (0.19) (1.44) (1.63) 41.24
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
( 0 .65 ) % $ 58,995 1 .25% 1 .16% 1 .06% 28%
( 6 .29 ) 63,992 1 .21 1 .16 1 .03 38
55 .98 73,571 1 .28 1 .16 0 .59 31
( 10 .26 ) 41,258 1 .27 1 .17 1 .16 56
10 .19 55,467 1 .27 1 .17 1 .04 46
( 1 .38 ) 4,512 2 .00 1 .91 0 .33 28
( 7 .02 ) 5,552 1 .96 1 .91 0 .28 38
54 .80 6,026 2 .03 1 .91 ( 0 .20 ) 31
( 10 .94 ) 4,649 2 .02 1 .92 0 .40 56
9 .39 7,631 2 .02 1 .92 0 .30 46
( 0 .25 ) 31,554 0 .85 0 .76 1 .45 28
( 5 .96 ) 32,383 0 .84 0 .79 1 .39 38
56 .59 26,190 0 .87 0 .75 0 .99 31
( 9 .91 ) 16,762 0 .89 0 .78 1 .54 56
10 .63 19,481 0 .87 0 .77 1 .39 46
( 0 .41 ) 316,716 1 .00 0 .91 1 .31 28
( 6 .07 ) 369,680 0 .96 0 .91 1 .29 38
56 .35 298,350 1 .03 0 .91 0 .83 31
( 10 .03 ) 214,089 1 .02 0 .92 1 .41 56
10 .48 250,717 1 .02 0 .92 1 .30 46

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Growth Opportunities
Class
A
10/31/23
$ 20.05 $ (0.13) $ (0.95) $ (1.08) $ — $ — $ — $ 18.97
10/31/22
34.74 (0.16) (8.03) (8.19) — (6.50) (6.50) 20.05
10/31/21
27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
10/31/20
20.96 (0.18) 6.57 6.39 — — — 27.35
10/31/19
23.54 (0.14) 0.84 0.70 — (3.28) (3.28) 20.96
Class
R6
10/31/23
26.71 (0.06) (1.28) (1.34) — — — 25.37
10/31/22
43.84 (0.09) (10.54) (10.63) — (6.50) (6.50) 26.71
10/31/21
33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
10/31/20
25.69 (0.07) 8.07 8.00 — — — 33.69
10/31/19
27.88 (0.05) 1.14 1.09 — (3.28) (3.28) 25.69
Class
I
10/31/23
26.34 (0.10) (1.25) (1.35) — — — 24.99
10/31/22
43.39 (0.15) (10.40) (10.55) — (6.50) (6.50) 26.34
10/31/21
33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
10/31/20
25.51 (0.14) 8.01 7.87 — — — 33.38
10/31/19
27.79 (0.10) 1.10 1.00 — (3.28) (3.28) 25.51
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
( 5 .39 ) % $ 36,065 1 .36% 1 .23% ( 0 .63 ) % 65%
( 28 .03 ) 41,159 1 .35 1 .22 ( 0 .72 ) 65
43 .38 59,901 1 .33 1 .21 ( 0 .88 ) 97
30 .55 41,683 1 .42 1 .22 ( 0 .77 ) 105
5 .47 34,249 1 .39 1 .23 ( 0 .68 ) 104
( 4 .98 ) 866 0 .96 0 .83 ( 0 .20 ) 65
( 27 .74 ) 644 0 .95 0 .82 ( 0 .30 ) 65
43 .98 590 0 .93 0 .81 ( 0 .39 ) 97
31 .14 1,038 0 .98 0 .78 ( 0 .26 ) 105
6 .13 144 1 .01 0 .85 ( 0 .19 ) 104
( 5 .13 ) 140,570 1 .11 0 .98 ( 0 .37 ) 65
( 27 .86 ) 132,002 1 .10 0 .97 ( 0 .51 ) 65
43 .74 305,544 1 .08 0 .96 ( 0 .62 ) 97
30 .81 168,931 1 .17 0 .97 ( 0 .51 ) 105
5 .78 172,242 1 .13 0 .98 ( 0 .41 ) 104

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Small Cap Select
Class
A
10/31/23
$ 8.17 $ (0.01) $ (0.33) $ (0.34) $ (—)(e) $ — $ (0.01) $ (0.01) $ 7.82
10/31/22
11.89 (—)(e) (1.83) (1.83) — (1.89) — (1.89) 8.17
10/31/21
7.83 (0.03) 4.23 4.20 (—)(e) (0.14) — (0.14) 11.89
10/31/20
7.71 (—)(e) 0.13 0.13 (0.01) — — (0.01) 7.83
10/31/19
9.26 (—)(e) 0.28 0.28 (—)(e) (1.83) — (1.83) 7.71
Class
R6
10/31/23
11.80 0.03 (0.47) (0.44) (0.01) — (0.05) (0.06) 11.30
10/31/22
16.26 0.04 (2.61) (2.57) — (1.89) — (1.89) 11.80
10/31/21
10.66 0.01 5.77 5.78 (0.04) (0.14) — (0.18) 16.26
10/31/20
10.49 0.03 0.20 0.23 (0.06) — — (0.06) 10.66
10/31/19
11.87 0.04 0.44 0.48 (0.03) (1.83) — (1.86) 10.49
Class
I
10/31/23
11.75 0.01 (0.45) (0.44) (0.01) — (0.04) (0.05) 11.26
10/31/22
16.21 0.03 (2.60) (2.57) — (1.89) — (1.89) 11.75
10/31/21
10.63 (0.01) 5.76 5.75 (0.03) (0.14) — (0.17) 16.21
10/31/20
10.46 0.02 0.19 0.21 (0.04) — — (0.04) 10.63
10/31/19
11.85 0.03 0.44 0.47 (0.03) (1.83) — (1.86) 10.46
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
(4.15) % $ 48,067 1.41% 1.24% (0.14) % 42%
(17.84) 56,476 1.40 1.24 (0.05) 63
54.06 78,047 1.39 1.24 (0.30) 91
1.70 49,513 1.48 1.24 (0.05) 90
6.95 55,849 1.42 1.24 0.01 70
(3.73) 4,212 1.03 0.86 0.24 42
(17.57) 3,135 1.02 0.86 0.32 63
54.60 2,791 1.03 0.87 0.06 91
2.15 1,994 1.09 0.86 0.32 90
7.22 2,070 1.03 0.85 0.36 70
(3.87) 45,185 1.16 0.99 0.11 42
(17.63) 53,115 1.15 0.99 0.20 63
54.43 74,479 1.14 0.99 (0.04) 91
2.00 31,341 1.23 0.99 0.19 90
7.13 30,109 1.17 0.99 0.26 70

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value
Class
A
10/31/23
$ 26.52 $ 0.21 $ (2.60) $ (2.39) $ (0.24) $ — $ (0.24) $ 23.89
10/31/22
28.36 0.21 (1.90) (1.69) (0.15) — (0.15) 26.52
10/31/21
17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
10/31/20
22.19 0.09 (4.77) (4.68) (0.21) — (0.21) 17.30
10/31/19
22.96 0.18 (0.17) 0.01 (0.13) (0.65) (0.78) 22.19
Class
C
10/31/23
21.99 0.01 (2.15) (2.14) (0.04) — (0.04) 19.81
10/31/22
23.68 — (e) (1.56) (1.56) (0.13) — (0.13) 21.99
10/31/21
14.51 (0.13) 9.30 9.17 — — — 23.68
10/31/20
18.62 (0.04) (4.03) (4.07) (0.04) — (0.04) 14.51
10/31/19
19.39 0.01 (0.13) (0.12) — (0.65) (0.65) 18.62
Class
R6
10/31/23
27.75 0.33 (2.72) (2.39) (0.36) — (0.36) 25.00
10/31/22
29.55 0.33 (1.97) (1.64) (0.16) — (0.16) 27.75
10/31/21
18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
10/31/20
23.09 0.15 (4.93) (4.78) (0.29) — (0.29) 18.02
10/31/19
23.83 0.29 (0.18) 0.11 (0.20) (0.65) (0.85) 23.09
Class
I
10/31/23
27.57 0.28 (2.70) (2.42) (0.32) — (0.32) 24.83
10/31/22
29.41 0.29 (1.97) (1.68) (0.16) — (0.16) 27.57
10/31/21
17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
10/31/20
23.00 0.16 (4.96) (4.80) (0.27) — (0.27) 17.93
10/31/19
23.79 0.24 (0.18) 0.06 (0.20) (0.65) (0.85) 23.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
( 9 .05 ) % $ 87,298 1 .28% 1 .21% 0 .81% 31%
( 6 .00 ) 113,227 1 .25 1 .20 0 .77 31
64 .47 138,585 1 .25 1 .20 0 .16 36
( 21 .33 ) 105,402 1 .30 1 .20 0 .48 30
0 .44 213,819 1 .28 1 .20 0 .81 31
( 9 .72 ) 14,623 2 .03 1 .96 0 .07 31
( 6 .70 ) 21,592 2 .00 1 .95 0 .02 31
63 .20 28,500 2 .00 1 .95 ( 0 .62 ) 36
( 21 .93 ) 22,263 2 .05 1 .95 ( 0 .28 ) 30
( 0 .28 ) 45,920 2 .03 1 .95 0 .07 31
( 8 .67 ) 132,277 0 .87 0 .80 1 .22 31
( 5 .60 ) 152,178 0 .86 0 .81 1 .17 31
65 .14 182,835 0 .85 0 .81 0 .45 36
( 21 .01 ) 85,491 0 .86 0 .76 0 .81 30
0 .90 133,071 0 .83 0 .75 1 .26 31
( 8 .83 ) 211,272 1 .03 0 .96 1 .06 31
( 5 .76 ) 261,581 1 .00 0 .95 1 .02 31
64 .91 371,179 1 .00 0 .95 0 .42 36
( 21 .14 ) 457,676 1 .05 0 .95 0 .81 30
0 .69 1,228,912 1 .03 0 .95 1 .06 31

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”),
Nuveen Large Cap Select Fund (“Large Cap Select”), Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities”), Nuveen Mid
Cap Value Fund (“Mid Cap Value”), Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap Select
Fund (“Small Cap Select”) and Nuveen Small Cap Value Fund (“Small Cap Value”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period:
The end of the reporting period for the Funds is October 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its directors or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select
Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,815,773,840 $ – $ – $ 2,815,773,840
Short-Term Investments:
Repurchase Agreements – 22,888,877 – 22,888,877
Total $ 2,815,773,840 $ 22,888,877 $ – $ 2,838,662,717
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 34,930,349 $ – $ – $ 34,930,349
Short-Term Investments:
Repurchase Agreements – 170,000 – 170,000
Total $ 34,930,349 $ 170,000 $ – $ 35,100,349
Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 167,540,262 $ – $ – $ 167,540,262
Short-Term Investments:
Repurchase Agreements – 1,590,000 – 1,590,000
Total $ 167,540,262 $ 1,590,000 $ – $ 169,130,262
Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 410,998,691 $ – $ – $ 410,998,691
Short-Term Investments:
Repurchase Agreements – 1,390,000 – 1,390,000
Total $ 410,998,691 $ 1,390,000 $ – $ 412,388,691

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 175,912,519 $ – $ 5,911* $ 175,918,430
Short-Term Investments:
Repurchase Agreements – 1,200,000 – 1,200,000
Total $ 175,912,519 $ 1,200,000 $ 5,911 $ 177,118,430
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 95,130,837 $ – $ – $ 95,130,837
Exchange-Traded Funds 1,203,929 – – 1,203,929
Investments Purchased with Collateral from Securities
Lending 1,132,286 – – 1,132,286
Short-Term Investments:
Repurchase Agreements – 3,200,467 – 3,200,467
Total $ 97,467,052 $ 3,200,467 $ – $ 100,667,519
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 444,567,554 $ – $ – $ 444,567,554
Investments Purchased with Collateral from Securities
Lending 212,738 – – 212,738
Short-Term Investments:
Repurchase Agreements – 2,010,000 – 2,010,000
Total $ 444,780,292 $ 2,010,000 $ – $ 446,790,292
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value Fixed Income Clearing Corporation $22,888,877 $23,346,735
Large Cap Select Fixed Income Clearing Corporation 170,000 173,466
Mid Cap Growth Opportunities Fixed Income Clearing Corporation 1,590,000 1,621,802
Mid Cap Value Fixed Income Clearing Corporation 1,390,000 1,417,850
Small Cap Growth Opportunities Fixed Income Clearing Corporation 1,200,000 1,224,079
Small Cap Select Fixed Income Clearing Corporation 3,200,467 3,264,546
Small Cap Value Fixed Income Clearing Corporation 2,010,000 2,050,248

Notes to Financial Statements
(continued)
of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Small Cap Select Exchange-Traded Funds $1,123,062 $1,132,286
Small Cap Value Common Stock $225,856 $212,738
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Value
$ 2,534,143,895 $ 2,981,727,863
Large Cap Select
31,297,788 33,388,761
Mid Cap Growth Opportunities
143,161,004 210,459,838
Mid Cap Value
125,293,701 164,790,835
Small Cap Growth Opportunities
133,009,118 119,407,345
Small Cap Select
44,530,709 56,442,220
Small Cap Value
159,680,324 205,346,901

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
10/31/23
Year Ended
10/31/22
Dividend Value Shares Amount Shares Amount
Subscriptions:
Class A 958,829 $12,850,821 1,677,886 $24,407,093
Class A - automatic conversion of Class C 927 13,056 1,426 20,987
Class C 91,260 1,224,573 125,518 1,770,067
Class R6 20,360,222 278,077,698 21,388,133 305,486,916
Class I 1,070,481 14,672,865 1,142,225 16,971,303
Total subscriptions 22,481,719 306,839,013 24,335,188 348,656,366
Reinvestments of distributions:
Class A 2,304,003 30,788,061 2,381,492 35,373,973
Class C 71,768 937,614 86,804 1,266,479
Class R6 15,931,719 218,264,142 17,832,052 271,006,221
Class I 2,074,336 28,163,186 2,480,518 37,426,091
Total reinvestments of distributions 20,381,826 278,153,003 22,780,866 345,072,764
Redemptions:
Class A (4,025,433) (53,972,692) (3,622,494) (51,905,145)
Class C (350,399) (4,571,507) (393,109) (5,616,281)
Class C - automatic conversion to Class A (948) (13,056) (1,459) (20,987)
Class R6 (48,296,697) (678,350,211) (48,095,477) (723,213,381)
Class I (6,151,658) (83,834,646) (8,574,049) (127,344,822)
Total redemptions (58,825,135) (820,742,112) (60,686,588) (908,100,616)
Net increase (decrease) (15,961,590) $(235,750,096) (13,570,534) $(214,371,486)
Year Ended
10/31/23
Year Ended
10/31/22
Large Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 50,816 $1,645,845 49,150 $1,619,287
Class A - automatic conversion of Class C 37 1,130 197 6,536
Class C 4,853 141,642 20,385 694,985
Class I 173,605 5,931,106 22,471 776,507
Total subscriptions 229,311 7,719,723 92,203 3,097,315
Reinvestments of distributions:
Class A 45,851 1,348,903 149,832 5,603,128
Class C 2,958 77,615 12,082 405,648
Class I 12,307 366,681 56,363 2,132,555
Total reinvestments of distributions 61,116 1,793,199 218,277 8,141,331
Redemptions:
Class A (65,450) (2,025,266) (156,938) (5,322,325)
Class C (13,301) (368,098) (27,354) (827,900)
Class C - automatic conversion to Class A (41) (1,130) (220) (6,536)
Class I (229,938) (7,487,217) (174,384) (5,898,513)
Total redemptions (308,730) (9,881,711) (358,896) (12,055,274)
Net increase (decrease) (18,303) $(368,789) (48,416) $(816,628)

Notes to Financial Statements
(continued)
Year Ended
10/31/23
Year Ended
10/31/22
Mid Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 195,160 $4,063,105 418,152 $9,664,057
Class A - automatic conversion of Class C — — 136,751 2,854,115
Class C
(1)
— — 55,894 755,281
Class R6 11,473 372,528 86,190 3,276,982
Class I 179,915 5,743,791 347,618 12,590,061
Total subscriptions 386,548 10,179,424 1,044,605 29,140,496
Reinvestments of distributions:
Class A — — 2,194,153 59,834,565
Class C
(1)
— — 285,143 2,457,931
Class R6 — — 127,557 5,449,259
Class I — — 596,532 24,857,502
Total reinvestments of distributions — — 3,203,385 92,599,257
Redemptions:
Class A (1,212,892) (24,953,686) (1,451,373) (34,008,243)
Class C
(1)
— — (126,013) (970,955)
Class C - automatic conversion to Class A — — (434,837) (2,854,115)
Class R6 (613,029) (19,744,173) (71,412) (2,802,730)
Class I (1,143,803) (34,883,309) (1,395,784) (47,709,683)
Total redemptions (2,969,724) (79,581,168) (3,479,419) (88,345,726)
Net increase (decrease) (2,583,176) $(69,401,744) 768,571 $33,394,027
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
10/31/23
Year Ended
10/31/22
Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 136,449 $6,697,528 190,479 $10,130,081
Class A - automatic conversion of Class C — — 6 336
Class C 7,693 350,832 17,439 868,030
Class R6 214,471 10,592,675 414,141 21,010,312
Class I 1,497,161 73,255,279 3,323,755 174,628,550
Total subscriptions 1,855,774 90,896,314 3,945,820 206,637,309
Reinvestments of distributions:
Class A 76,911 3,666,455 67,987 3,692,139
Class C 6,781 299,981 6,608 334,190
Class R6 42,594 2,048,372 24,810 1,358,844
Class I 442,983 21,235,855 262,023 14,302,538
Total reinvestments of distributions 569,269 27,250,663 361,428 19,687,711
Redemptions:
Class A (230,963) (11,273,527) (286,628) (15,261,090)
Class C (29,754) (1,345,462) (18,610) (911,546)
Class C - automatic conversion to Class A — — (7) (336)
Class R6 (230,097) (11,312,860) (261,347) (13,294,251)
Class I (2,552,713) (126,127,396) (1,531,332) (80,864,493)
Total redemptions (3,043,527) (150,059,245) (2,097,924) (110,331,716)
Net increase (decrease) (618,484) $(31,912,268) 2,209,324 $115,993,304

Year Ended
10/31/23
Year Ended
10/31/22
Small Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 233,760 $4,786,149 201,812 $4,617,821
Class A - automatic conversion of Class C — — 61,822 1,289,612
Class C
(1)
— — 15,482 228,492
Class R6 27,533 759,281 22,736 666,519
Class I 1,629,330 44,128,247 1,340,651 43,036,422
Total subscriptions 1,890,623 49,673,677 1,642,503 49,838,866
Reinvestments of distributions:
Class A — — 413,405 10,880,846
Class C
(1)
— — 39,478 609,145
Class R6 — — 2,725 95,210
Class I — — 1,278,486 44,120,550
Total reinvestments of distributions — — 1,734,094 55,705,751
Redemptions:
Class A (385,617) (7,875,629) (348,346) (8,049,911)
Class C
(1)
— — (45,651) (626,794)
Class C - automatic conversion to Class A — — (106,053) (1,289,612)
Class R6 (17,517) (473,143) (14,810) (423,452)
Class I (1,015,300) (27,313,628) (4,649,351) (137,508,136)
Total redemptions (1,418,434) (35,662,400) (5,164,211) (147,897,905)
Net increase (decrease) 472,189 $14,011,277 (1,787,614) $(42,353,288)
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
10/31/23
Year Ended
10/31/22
Small Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 268,337 $2,224,307 476,502 $4,346,382
Class A - automatic conversion of Class C — — 108,534 923,644
Class C
(1)
— — 23,215 116,814
Class R6 198,656 2,312,765 133,545 1,622,172
Class I 938,569 11,023,188 1,645,333 22,436,680
Total subscriptions 1,405,562 15,560,260 2,387,129 29,445,692
Reinvestments of distributions:
Class A 9,202 73,153 1,256,268 12,110,428
Class C
(1)
— — 96,077 404,482
Class R6 1,387 15,877 22,439 311,451
Class I 15,778 180,021 645,341 8,931,520
Total reinvestments of distributions 26,367 269,051 2,020,125 21,757,881
Redemptions:
Class A (1,049,135) (8,657,561) (1,491,425) (13,298,199)
Class C
(1)
— — (74,347) (290,632)
Class C - automatic conversion to Class A — — (249,625) (923,644)
Class R6 (93,050) (1,124,865) (62,042) (796,004)
Class I (1,460,295) (17,368,283) (2,363,873) (29,639,592)
Total redemptions (2,602,480) (27,150,709) (4,241,312) (44,948,071)
Net increase (decrease) (1,170,551) $(11,321,398) 165,942 $6,255,502
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions, net operating losses, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
10/31/23
Year Ended
10/31/22
Small Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 389,417 $9,966,704 695,459 $19,217,263
Class A - automatic conversion of Class C — — 17 439
Class C 22,666 488,418 42,722 976,016
Class R6 947,416 25,458,819 1,270,494 36,527,584
Class I 1,735,689 46,946,264 1,661,816 47,079,914
Total subscriptions 3,095,188 82,860,205 3,670,508 103,801,216
Reinvestments of distributions:
Class A 33,205 837,773 20,733 601,678
Class C 1,539 32,398 5,539 134,101
Class R6 60,916 1,602,085 25,680 777,085
Class I 96,978 2,537,917 52,826 1,590,049
Total reinvestments of distributions 192,638 5,010,173 104,778 3,102,913
Redemptions:
Class A (1,037,455) (26,511,687) (1,334,347) (36,491,824)
Class C (268,194) (5,704,949) (269,603) (6,094,990)
Class C - automatic conversion to Class A — — (21) (439)
Class R6 (1,200,166) (32,170,084) (1,999,133) (57,203,057)
Class I (2,811,703) (74,815,903) (4,850,255) (136,004,954)
Total redemptions (5,317,518) (139,202,623) (8,453,359) (235,795,264)
Net increase (decrease) (2,029,692) $(51,332,245) (4,678,073) $(128,891,135)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 2,725,967,160 $ 321,408,400 $ (208,712,843) $ 112,695,557
Large Cap Select
29,813,692 6,557,735 (1,271,078) 5,286,657
Mid Cap Growth Opportunities
167,957,784 22,816,404 (21,643,926) 1,172,478
Mid Cap Value
359,471,931 72,107,918 (19,191,158) 52,916,760
Small Cap Growth Opportunities
175,844,041 24,743,514 (23,469,125) 1,274,389
Small Cap Select
92,954,318 16,723,069 (9,009,868) 7,713,201
Small Cap Value
434,441,880 78,491,640 (66,143,228) 12,348,412

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 696,870 $ 106,254,144 $ 112,695,557 $ (11,282,698) $ — $ (318,275) $ 208,045,598
Large Cap Select
181,171 669,855 5,286,657 — — — 6,137,683
Mid Cap Growth
Opportunities
— — 1,172,478 (27,852,213) (730,868) (78,203) (27,488,806)
Mid Cap Value
4,881,793 9,551,570 52,916,760 — — (20,413) 67,329,710
Small Cap Growth
Opportunities
— — 1,274,389 (23,905,996) (574,252) — (23,205,859)
Small Cap Select
— — 7,713,201 (4,253,941) — (22,934) 3,436,326
Small Cap Value
2,422,603 — 12,348,372 (200,017,151) — (56,816) (185,302,992)
10/31/23 10/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Dividend Value
$ 66,465,398 $ 215,417,701 $ — $ 189,579,315 $ 161,751,346 $ —
Large Cap Select
252,889 1,838,697 — 4,404,547 5,257,258 —
Mid Cap Growth Opportunities
— — — 39,117,119 58,057,332 —
Mid Cap Value
6,024,358 22,475,338 — 2,619,085 18,334,038 —
Small Cap Growth Opportunities
— — — 19,745,195 38,113,447 —
Small Cap Select
26,815 — 248,366 11,146,857 11,016,447 —
Small Cap Value
6,038,364 — — 3,787,789 — —
Fund
Short-Term Long-Term Total
Dividend Value
1
$ 11,282,698 $ — $ 11,282,698
Large Cap Select
— — —
Mid Cap Growth Opportunities
27,852,213 — 27,852,213
Mid Cap Value
— — —
Small Cap Growth Opportunities
23,905,996 — 23,905,996
Small Cap Select
3,019,693 1,234,248 4,253,941
Small Cap Value
87,308,235 112,708,916 200,017,151
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.
Fund
Utilized
Dividend Value
$ 2,642,068
Large Cap Select
—
Mid Cap Growth Opportunities
7,181,079
Mid Cap Value
—
Small Cap Growth Opportunities
3,015,798
Small Cap Select
—
Small Cap Value
11,679,608

Notes to Financial Statements
(continued)
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level free rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of October 31, 2023, the complex-level fee rate for each Fund was as follows:
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap
Growth
Opportunities
Mid Cap
Value
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6000% 0.6500% 0.6500% 0.6500%
For the next $125 million 0.4875 0.4875 0.5875 0.5875 0.6375 0.6375 0.6375
For the next $250 million 0.4750 0.4750 0.5750 0.5750 0.6250 0.6250 0.6250
For the next $500 million 0.4625 0.4625 0.5625 0.5625 0.6125 0.6125 0.6125
For the next $1 billion 0.4500 0.4500 0.5500 0.5500 0.6000 0.6000 0.6000
For the next $3 billion 0.4250 0.4250 0.5250 0.5250 0.5750 0.5750 0.5750
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5000 0.5500 0.5500 0.5500
For the next $2.5 billion 0.3875 0.3875 0.4875 0.4875 0.5375 0.5375 0.5375
For net assets over $10
billion 0.3750 0.3750 0.4750 0.4750 0.5250 0.5250 0.5250
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Dividend Value
0 .1765%
Large Cap Select
0 .2000%
Mid Cap Growth Opportunities
0 .2000%
Mid Cap Value
0 .1901%
Small Cap Growth Opportunities
0 .1889%
Small Cap Select
0 .2000%
Small Cap Value
0 .1702%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund Expense Cap
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2025
Large Cap Select 0.80 July 31, 2025
Mid Cap Growth Opportunities 0.92 July 31, 2025
Mid Cap Value 0.92 July 31, 2025
Small Cap Growth Opportunities 0.99 July 31, 2025
Small Cap Select 0.99 July 31, 2025
Small Cap Value 0.99 July 31, 2025
Fund
Amount
Dividend Value
$ 1,521,050
Large Cap Select
16,645
Mid Cap Growth Opportunities
120,708
Mid Cap Value
139,940
Small Cap Growth Opportunities
92,672
Small Cap Select
87,363
Small Cap Value
273,436
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ 219,064 $ 53,466,163 $ (51,864)
Large Cap Select
3,856 71,474 15,552
Mid Cap Growth Opportunities
59,059 250,973 188,625
Mid Cap Value
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
195,898 — —
Small Cap Value
— 1,931,548 428,587

Notes to Financial Statements
(continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Dividend Value
$ 60,853 $ 54,267
Large Cap Select
11,712 10,590
Mid Cap Growth Opportunities
19,975 17,513
Mid Cap Value
42,798 37,482
Small Cap Growth Opportunities
23,297 20,684
Small Cap Select
8,947 7,986
Small Cap Value
15,595 13,776
Fund
Commission
Advances
(Unaudited)
Dividend Value
$ 7,573
Large Cap Select
1,818
Mid Cap Growth Opportunities
11
Mid Cap Value
2,304
Small Cap Growth Opportunities
1,100
Small Cap Select
853
Small Cap Value
5,188
Fund
12b-1 Fees
Retained
(Unaudited)
Dividend Value
$ 4,033
Large Cap Select
770
Mid Cap Growth Opportunities
—
Mid Cap Value
—
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
14,001

Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
CDSC
Retained
(Unaudited)
Dividend Value
$ 3,631
Large Cap Select
393
Mid Cap Growth Opportunities
—
Mid Cap Value
338
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
14
Dividend
Value
TIAA-CREF Lifecycle Retirement Income Fund —%*
TIAA-CREF Lifecycle 2010 Fund 1
TIAA-CREF Lifecycle 2015 Fund 1
TIAA-CREF Lifecycle 2020 Fund 3
TIAA-CREF Lifecycle 2025 Fund 6
TIAA-CREF Lifecycle 2030 Fund 8
TIAA-CREF Lifecycle 2035 Fund 10
TIAA-CREF Lifecycle 2040 Fund 14
TIAA-CREF Lifecycle 2045 Fund 11
TIAA-CREF Lifecycle 2050 Fund 9
TIAA-CREF Lifecycle 2055 Fund 4
TIAA-CREF Lifecycle 2060 Fund 2
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund 1
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund 1
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund 1
TIAA-CREF Managed Allocation Fund 2
* Rounds to less than 1%

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Dividend Value
$ —
Large Cap Select
270,835
Mid Cap Growth Opportunities
—
Mid Cap Value
—
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Dividend Value
— $ — — %
Large Cap Select
4 270,835 5.53
Mid Cap Growth Opportunities
— — —
Mid Cap Value
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
— — —
Small Cap Value
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Dividend Value $ 225,303,794
Large Cap Select 1,922,054
Mid Cap Growth Opportunities —
Mid Cap Value 25,079,637
Small Cap Growth Opportunities —
Small Cap Select —
Small Cap Value —
Fund Percentage
Dividend Value
100 .0%
Large Cap Select
100 .0
Mid Cap Growth Opportunities
–
Mid Cap Value
100 .0
Small Cap Growth Opportunities
–
Small Cap Select
100 .0
Small Cap Value
100 .0
Fund Percentage
Dividend Value
100 .0%
Large Cap Select
100 .0
Mid Cap Growth Opportunities
–
Mid Cap Value
100 .0
Small Cap Growth Opportunities
–
Small Cap Select
100 .0
Small Cap Value
100 .0

Important Tax Information
(Unaudited) (continued)
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Dividend Value
0.3% 0.8%
Large Cap Select
0.1 —
Mid Cap Growth Opportunities
— —
Mid Cap Value
0.3 —
Small Cap Growth Opportunities
— —
Small Cap Select
0.2 —
Small Cap Value
0.2 —
Fund Percentage
Dividend Value
0.1%
Large Cap Select
–
Mid Cap Growth Opportunities
–
Mid Cap Value
0.2
Small Cap Growth Opportunities
–
Small Cap Select
–
Small Cap Value
0.1

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Pr oduct (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Market Capitalization:
The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization :
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”)
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“liquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Dividend Value Fund (the “Dividend Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31,
2022, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-year period ended
December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended March 31, 2023, the
Fund outperformed its benchmark for the one-year period ended March 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Large Cap Select Fund (the “Large Cap Select Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and third quartile for the one-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Mid Cap Growth Opportunities Fund (the “Mid Cap Growth Opportunities Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. Although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile of its Performance Peer Group for the three-year period ended December 31, 2022. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended
March 31, 2023 and third quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Mid Cap Value Fund (the “Mid Cap Value Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. Although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the three-year periods ended December 31, 2022 and March 31, 2023 and second quartile for the five-year periods ended December 31, 2022 and March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Small Cap Growth Opportunities Fund (the “Small Cap Growth Opportunities Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-year periods ended December 31, 2022 and March 31, 2023, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund also ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022. Further, the Fund ranked in the third quartile of its Performance Peer Group for the one-
year period ended March 31, 2023, the second quartile for the three-year period ended March 31, 2023 and the first quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Small Cap Select Fund (the “Small Cap Select Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three-
and five-year periods ended December 31, 2022 and March 31, 2023. Although the Fund ranked in the fourth quartile of its Performance Peer
Group for the one-year period ended December 31, 2022, the Fund ranked in the second quartile for the three-year period ended December 31,
2022 and the first quartile for the five-year period ended December 31, 2022. In addition, the Fund ranked in the third quartile of its Performance
Peer Group for the one- and three-year periods ended March 31, 2023 and the second quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Small Cap Value Fund (the “Small Cap Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31,
2022, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-year period ended
December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended March 31, 2023, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Dividend Value Fund, Large Cap Select Fund and Small Cap Growth Opportunities
Fund each had a net management fee and a net total expense ratio that were below the respective peer averages; (b) the Mid Cap Growth
Opportunities Fund and Small Cap Value Fund each had a net management fee and a net total expense ratio that were in line with the respective peer averages; (c) the Mid Cap Value Fund had a net management fee that was higher than the peer average, but a net total expense ratio that was in line with the peer average; and (d) the Small Cap Select Fund had a net management fee that was below the peer average and a net total expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds
(along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.

In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the temporary expense caps applicable to the Funds. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Directors and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors of the Funds. The number of Directors of the Funds is currently set at ten. None of the Directors who are not “interested” persons of the
Funds (referred to herein as “Independent Directors”) has ever been a Directors or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Independent Directors:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and
Director
2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
132
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Director 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
132
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Director 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
132

Directors and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); President (since
2023) and Member (since 2020) of the Board of Directors, Jewish
Coalition Against Domestic Abuse (JCADA).
132
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
132
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
132
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
132

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
132
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
132
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
132
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Justin M. Pfaff
1981
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2023 Managing Director, Advisory Product, Nuveen (since 2016). Chartered Financial
Analyst.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).

Directors and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since 2023)
and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Senior
Managing Director (2017-2023) and Associate General Counsel (2011-2020);
Executive Vice President (since 2021) and Secretary (since 2023) of Teachers
Advisors, LLC, formerly, General Counsel and Assistant Secretary (2021-2023);
Executive Vice President (since 2017) and Secretary (since 2023) of TIAA-CREF
Investment Management, LLC, formerly General Counsel and Assistant Secretary
(2017-2023); formerly, Vice President (2007-2021) and Secretary (2016-2021),
of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Directors serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-FCGO-1023P 3241313-INV-Y-12/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended October 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Dividend Value Fund	17,470	0	3,700	0
Nuveen Mid Cap Growth Opportunities Fund	17,470	0	500	0
Nuveen Small Cap Value Fund	17,470	0	500	0
Nuveen Mid Cap Value Fund	17,470	0	2,000	0
Nuveen Small Cap Growth Opportunities Fund	17,470	0	500	0
Nuveen Small Cap Select Fund	17,470	0	500	0
Nuveen Large Cap Select Fund	17,470	0	2,500	0

Total	$122,290	$0	$10,200	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Value Fund	0%	0%	0%	0%
Nuveen Small Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Select Fund	0%	0%	0%	0%
Nuveen Large Cap Select Fund	0%	0%	0%	0%

October 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Dividend Value Fund	16,375	3,000	5,200	0
Nuveen Mid Cap Growth Opportunities Fund	16,375	0	2,000	0
Nuveen Small Cap Value Fund	16,375	0	0	0
Nuveen Mid Cap Value Fund	16,375	0	1,500	0
Nuveen Small Cap Growth Opportunities Fund	16,375	0	2,000	0
Nuveen Small Cap Select Fund	16,375	0	2,000	0
Nuveen Large Cap Select Fund	16,375	0	2,000	0

Total	$114,625	$3,000	$14,700	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Value Fund	0%	0%	0%	0%
Nuveen Small Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Select Fund	0%	0%	0%	0%
Nuveen Large Cap Select Fund	0%	0%	0%	0%

Fiscal Year Ended October 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2023	Total Non-Audit Fees Billed to Funds	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Funds)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Dividend Value Fund	3,700	0	0	3,700
Nuveen Mid Cap Growth Opportunities Fund	500	0	0	500
Nuveen Small Cap Value Fund	500	0	0	500
Nuveen Mid Cap Value Fund	2,000	0	0	2,000
Nuveen Small Cap Growth Opportunities Fund	500	0	0	500
Nuveen Small Cap Select Fund	500	0	0	500
Nuveen Large Cap Select Fund	2,500	0	0	2,500

Total	$10,200	$0	$0	$10,200

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended October 31, 2022	Total Non-Audit Fees Billed to Funds	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Funds)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Dividend Value Fund	5,200	0	0	5,200
Nuveen Mid Cap Growth Opportunities Fund	2,000	0	0	2,000
Nuveen Small Cap Value Fund	0	0	0	0
Nuveen Mid Cap Value Fund	1,500	0	0	1,500
Nuveen Small Cap Growth Opportunities Fund	2,000	0	0	2,000
Nuveen Small Cap Select Fund	2,000	0	0	2,000
Nuveen Large Cap Select Fund	2,000	0	0	2,000

Total	$14,700	$0	$0	$14,700

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer

Date: January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: January 5, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: January 5, 2024